As filed with the Securities and Exchange Commission on October 21, 1999

                        Securities Act Registration No. 333-76293
                 Investment Company Act Registration No. 811-9291


          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                      Pre-Effective Amendment No.  2                [X]

                      Post-Effective Amendment No. __               [ ]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                      Amendment No.  2                              [X]

                 BEARGUARD FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

985 University Avenue, Suite 26                               95032
    Los Gatos, California                                  (Zip Code)
(Address of Principal Executive Offices)

  Registrant's Telephone Number, including Area Code: (408) 399-9200

                   Paul L. McEntire
             Skye Investment Advisors LLC
            985 University Avenue, Suite 26
             Los Gatos, California  95032
        (Name and Address of Agent for Service)

                      Copies to:

                   Scott A. Moehrke
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

Approximate date of proposed public offering: As soon as practicable after the Registration Statement becomes effective.

The   Registrant   hereby  amends   this   Registration
Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The  information  in this prospectus is  not  complete
and  may be changed.  We may not sell these securities
until  the  registration  statement  filed  with   the
Securities   and  Exchange  Commission  is  effective.
This   prospectus  is  not  an  offer  to  sell  these
securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



      Subject to completion, dated October 21, 1999



Prospectus
dated ____________, 1999




                  Bearguard Funds, Inc.

                      BEARGUARD FUND

                       P.O. Box 701
             Milwaukee, Wisconsin  53201-0701
                      1-888-288-2880
                  www.bearguardfund.com


    The  investment  objective of  the  Bearguard  Fund
(the "Fund") is capital appreciation. The Fund engages in short sales of common stocks and other equity securities of companies that the Fund's investment adviser, Skye Investment Advisors LLC (the "Adviser"), believes are overvalued.


    This Prospectus contains information you should consider before you invest in the Fund. Please read it carefully and keep it for future reference.

                   ____________________

The Securities and Exchange Commission (the "SEC") has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   TABLE OF CONTENTS
                                                           Page No.

RISK/RETURN SUMMARY                                             1


PERFORMANCE INFORMATION                                         3

FEES AND EXPENSES OF THE FUND                                   3

INVESTMENT OBJECTIVE                                            4

HOW THE FUND INVESTS                                            4

FUND MANAGEMENT                                                 7

HOW TO PURCHASE SHARES                                          8

HOW TO REDEEM SHARES                                           11

VALUATION OF FUND SHARES                                       13

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT       13

YEAR 2000 ISSUE                                                14

_____________________________

     In  deciding  whether to invest in the  Fund,  you
should  rely only on information in this Prospectus  or
the  Statement of Additional Information  (the  "SAI").
The   Fund   has  not  authorized  others  to   provide
additional information. The Fund does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                  RISK/RETURN SUMMARY


What are the goals of the Fund?


     The  Fund's  goal  is capital  appreciation.   The
Fund's goal is sometimes referred to as the Fund's investment objective. The Fund cannot guarantee that it will achieve its investment goal.


What are the Fund's principal investment strategies?


     The  Fund attempts to achieve its goal by engaging
in  short sales of securities that the Adviser believes
will decrease in value.  In determining which stocks to
short,  the Adviser focuses on a company's fundamentals
and  selects  those  companies  whose  stock  price  it
believes  to  be  unrealistic  when  compared  to   its
earnings growth rate.  A short sale is a transaction in
which  the  Fund sells a security it does not  own.   A
short sale will result in profits or losses to the Fund
based on the price of the stock when the short sale was
entered  into  compared to the  price  when  the  short
position  is closed out and after deducting transaction
and carrying costs.  The Fund will primarily engage  in
short sales of common stocks.  The Fund may also engage
in   short   sales  of  American  Depositary   Receipts
("ADRs").  The Fund also invests in U.S. government and
investment  grade  corporate  notes,  bonds  and  other
investment   grade   money   market   instruments    to
collateralize  or  "cover" its short positions.   These
debt securities will have an average maturity of three years or less. Because all of the Fund's assets used to cover short positions will consist of these debt securities, the Fund expects to generate income from these investments.


What are the main risks of investing in the Fund?

     The main risks of investing in the Fund are:


* Reverse Stock Market Risk:  The Fund is subject
                              to stock market risks and significant fluctuations in value. However, this risk is opposite of a typical stock mutual fund, because the Fund's short investments may increase in value when the stock market decreases in value. Similarly, if the stock market significantly increases in value, the Fund may significantly decrease in value. Increases or decreases in value of stocks are generally greater than for bonds or other debt securities.



* Stock Selection/Management  The   Adviser's short  selling  strategy  may
  Risk:                       fail  to produce  the intended result.  The stocks
                              the Adviser determines to sell short may increase in value or not decrease in value when the stock market in general is declining.
                              Accordingly, if the Adviser is incorrect in determining which stocks to sell short, the Fund is likely to experience a loss on the transaction.



* Short Selling Risks:        Short selling is speculative and involves greater
                              risks than investing in stocks. An investment in the Fund may be more volatile than investments in many other mutual funds. Because short sales require the Fund to deliver the stock involved in the short sale at a price determined at the time the transaction was originally entered into, later increases in the price of such stock could result in significant losses to the Fund. Unlike stock investments, these losses could be significantly larger than the Fund's original investment in the transaction, could be potentially unlimited and may result from general market forces, such as a lack of stock available for short sellers to borrow for delivery, or improving conditions with a company.
                              In addition, to replace the borrowed stock, the Fund may be required to pay a premium, which would increase the cost of the stock sold. A broker or other lender may request that the borrowed stock be returned on short notice, and if that occurs at a time when other short sellers of the security are receiving similar requests, a "short squeeze" can occur resulting in significant increases in the market price of a stock. As a result, the Fund may be required to replace the stock sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. In addition, occasionally a stock may have significant increases in value immediately upon the stock market opening, which can result in significant losses to short sellers, including the Fund. The Fund may find it difficult to establish new short positions when in declining markets due to regulatory restrictions.



* Segregation Risk:           As a result of the Fund's short selling
                              investment strategy, the Fund will set aside in a segregated account a significant portion of its assets in liquid securities to collateralize or "cover" its short positions. These assets may not be sold while the corresponding short position is open unless they are replaced by similar assets. Accordingly, the segregation of a large portion of the Fund's assets to collateralize or "cover" its short positions could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations, including margin calls, without liquidating short positions. If the Fund is required to liquidate short positions to meet redemption requests, this may result in additional costs to the Fund.



* Debt Securities Risks:      The Fund invests in debt securities to cover its
                              short positions. Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally decrease.
                              Similarly, if interest rates decrease, the value of debt securities generally increase. As the maturity of a debt security lengthens, these fluctuations in value based on interest rate changes increase. Because the Fund holds debt securities to cover its short positions, shares in the Fund may fluctuate based on interest rate changes in addition to changes in the value of securities sold short. In addition, the value of debt securities is subject to changes in the credit quality of the issuer.



* Derivatives Risks:          The Fund may use futures and
                              options transactions to take short positions in furtherance of the Fund's investment objective.
                              Futures are agreements for the future sale by one person and purchase by another person of a financial instrument, such as a stock index, or its cash equivalent at a future date for a set price. Options are a right, but not an obligation, to buy or sell a security or stock index at a future date for a set price. The Fund may write call options, which would obligate the Fund to sell a security at a set price upon exercise. Futures and options transactions are considered speculative and may not be successful.
                              Such transactions may, like the Fund's short positions, involve elements of leverage and could result in potentially unlimited losses.



* High Expenses/Tax Effects:  Because  of the  transaction costs associated
                              with   short selling,  such as dividends  paid
                              on stocks sold short to the broker or other institution that lent the stock, the Fund may have
                              higher expenses than other equity  funds.   In
                              addition, profitable short sales will generally be taxable as short- term capital gains to Fund shareholders. Accordingly, the Fund's investment strategy is not tax efficient.



* New Fund Risks:             The Fund has no operating history.  The Adviser's
                              short selling investment strategy has not been previously implemented in a mutual fund.


     You should be aware that you may lose money by investing in the Fund. Because of the Fund's primary focus on short selling, you should not consider it a complete investment program for the equity portion of your portfolio.

Is the Fund an appropriate investment for me?


     The Fund is suitable for long-term investors only.
The  Fund is not a short-term investment vehicle.   The
Fund  is  subject  to a high degree of  volatility  and
risk.   The Fund is not suitable as a single investment
for   conservative  investors,  for  investors  seeking
preservation  of capital, for income investors  or  for
investors  who  are only willing to accept  a  moderate
degree  of  risk.   An investment in the  Fund  may  be
appropriate if:



     *    your goal is capital appreciation;

     *    you want to hedge your long equity positions;

     * you want to allocate some portion of your long-term investments to short selling; and

     * you are willing to accept potentially significant short-term to intermediate-term fluctuations in value.


                PERFORMANCE INFORMATION

     The bar chart and performance table are not included because the Fund has been in operation for less than a full calendar year.

             FEES AND EXPENSES OF THE FUND

     The   following  table  describes  the  fees   and
expenses that you may pay if you buy and hold shares of the Fund.

                                                        Investor  Institutional
                                                         Class       Class

Shareholder Fees (fees paid directly from your investment)
  Maximum Sales Charge (Load) Imposed on Purchases        None        None
  Maximum Deferred Sales Charge (Load)                    None        None
  Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends                                            None        None
  Redemption Fee                                          None        None
  Exchange Fee                                            None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

  Management Fees                                        1.25%       1.25%
  Distribution and Service (12b-1) Fees                  0.25%(2)    0.00%
  Other Expenses(3)                                      2.97%       2.97%
  Total Annual Fund Operating Expenses(3)                4.47%       4.22%
  Fee Waiver/Expense Reimbursement(3)                    1.72%       1.72%
  Net Expenses                                           2.75%       2.50%
   ____________

(1)Fund  operating  expenses  are  deducted  from  Fund
   assets  before  computing the daily share  price  or
   making  distributions.  As a result, they  will  not
   appear   on  your  account  statement,  but  instead
   reduce the amount of total return you receive.

(2)Because  Rule 12b-1 fees are paid out of the  Fund's
   assets  on  an on-going basis, over time these  fees
   will  increase the cost of your investment and could
   cost  long-term investors of the Investor Class more
   than   other  types  of  sales  charges.   For  more
   information,   see  "Distribution  and   Shareholder
   Servicing Plan."


(3)"Other   Expenses"  have  been  estimated  for   the
   current  fiscal year since the Fund will  not  begin
   operations  until _________ __, 1999.   Pursuant  to
   the   Investment  Advisory  Agreement  between   the
   Adviser  and the Fund, the Adviser has contractually
   agreed  to waive its management fee and/or reimburse
   the  Fund's  other expenses to the extent  necessary
   to  ensure that the total annual operating  expenses
   do  not exceed 2.75% of the Investor Class's average
   net  assets  and 2.50% of the Institutional  Class's
   average  net  assets until October 31, 2000.   After
   such  date,  the total operating expense limitations
   may  be  terminated or revised at any time.   "Other
   expenses"  are
   presented before any such waivers  or
   reimbursements.   Any  waiver  or  reimbursement  is
   subject to later adjustment to allow the Adviser  to
   recoup   amounts  waived  or  reimbursed,  including
   initial organization costs of the Fund, to the extent actual fees and expenses for a period are less than the expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.
   For additional information, see "Fund Management."


                        Example

     The  following  Example is intended  to  help  you
compare the cost of investing in the Fund with the cost
of  investing  in  other  mutual  funds.   The  Example
assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
In addition, the Example assumes the reinvestment of dividends and distributions. Please note that the one year numbers are based on the Fund's net expenses because the Fund has agreed to waive its management fee and/or reimburse the Fund's expenses until October 31, 2000, as described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

                          1 Year   3 Years
     Investor Class        $278    $1,352
     Institutional Class   $253    $1,281

                 INVESTMENT OBJECTIVE


     The Fund's investment objective  is capital appreciation.

                 HOW THE FUND INVESTS

The Fund Engages in Short Sales of Stock and Invests in Debt Securities


     The Fund seeks to achieve its investment objective
by  engaging primarily in short sales of common stocks.
The  Fund also invests in U.S. government and corporate
notes  and bonds to collateralize or "cover" its  short
positions.  Because the Fund invests in debt securities
to  collateralize or "cover" its short  positions,  the
Fund expects to generate income as a by-product of  its
investment strategy.  A short sale is a transaction  in
which  the Fund sells a security it does not  own.   To
complete  the  transaction, the Fund  must  borrow  the
security  from  a broker or other institution  to  make
delivery  to  the  buyer.   The  Fund  then  incurs  an
obligation  to  replace the borrowed  security  to  the
broker  or  other  institution at some time  (typically
unspecified) in the future.  The Fund may close  out  a
short position by purchasing the security at the market
price at such time.  The Fund also is obligated to  pay
dividends  on  securities sold short to the  broker  or
other  institution  that lent the  Fund  the  security,
which  results  in additional costs to the  Fund.   The
Fund will realize profits or losses on the price of the
stock  at the time the short sale is entered into  when
compared to the price when the short position is closed
out.  The stocks the Fund shorts will tend to be common
stocks  of  companies  that the  Adviser  believes  are
reasonably    liquid.    The   Adviser    makes    this
determination    based   on    a    company's    market
capitalization  or  other  considerations;   the   Fund
generally shorts common stocks of companies with  large
market capitalizations and will invest at least 90%  of
its assets in companies with a market capitalization of
at  least  $1.0 billion.  The Adviser will  pursue  its
short  sales through a diversified portfolio  of  short
positions  and  will  not enter  into  a  single  short
position  exceeding 5% of its net assets.  In addition,
the  Fund  will  have  short positions  across  diverse
industry  sectors  and  will  not  establish  a   short
position if more than 15% of the Fund's total assets would be invested in companies in the same industry.


The Fund Follows a Value Approach


     The Adviser generally follows a value approach  to
investing  for  the Fund.  Because the  Fund  tries  to
achieve  its investment objective through short  sales,
the  Fund will implement the value approach by focusing
on  securities  of companies that the Adviser  believes
are  overvalued relative to their intrinsic  worth  and
possess   certain  characteristics  that  the   Adviser
believes  will lead to a lower market price over  time.
In  identifying  short  positions  for  the  Fund,  the
Adviser focuses on a company's fundamentals and selects
those   securities  that  the  Adviser   believes   are
expensive  relative to their fundamentals and  have  an
above  average  chance  of  declining  in  value.    In
implementing the value approach, the Adviser examines a
company's financial statements, its debt structure  and
interest burden, its price
relative to its earnings and
sales,  and its operating margins and cash  flow.   The
Adviser seeks companies whose price-to-earnings ratio is greater than its growth rate of earnings, whose cash flow is negative and whose management has made claims the Adviser believes to be unrealistic or exaggerated.
Because of the Fund's focus on short selling, you should not consider it a complete investment program for the equity portion of your portfolio.


Securities Sold Short


     Although  the  Fund is not required  to  invest  a
specified  percentage of its assets in short  positions
at  all  times,  under normal circumstances,  the  Fund
expects  that 70% to 90% of the Fund's net assets  will
represent short positions.   Short sales will primarily
be of large-cap common stocks.  Common stocks are units
of   ownership  of  a  corporation.   In  pursuing  its
investment objective, the Fund may also short sponsored
American   Depositary  Receipts  ("ADRs").   ADRs   are
receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars.



     All   short   sale   positions   will   be   fully
collateralized.   The  Fund  will  set   aside   in   a
segregated  custodial account an amount of  cash,  U.S.
government securities or other liquid debt securities equal to the excess of the current market value, as calculated on a daily basis, of the securities sold short over the amount of collateral deposited with the broker or other institution in respect of the short sale (not including the proceeds of the short sale).
These assets may not be sold while the corresponding short position is open unless they are replaced by similar assets.


Risks of Short Selling


     Short  selling is speculative and involves greater
risks  than investing in stocks.  An investment in  the
Fund  may  be  more volatile than investments  in  many
other mutual funds.  A short sale is profitable to  the
Fund if the price of the stock at the time it is closed
out is less than at the time the short sale was entered
into   and   after   factoring  in  transaction   costs
(including dividends paid on stocks sold short  to  the
broker  or  other institution that lent  the  Fund  the
stock).   Alternatively, if the price of the  stock  is
greater  at the time it is closed out than at the  time
of  the  short sale and after factoring in  transaction
costs (including dividends paid on stocks sold short to
the  broker or other institution that lent the Fund the
stock),  the transaction will result in a loss  to  the
Fund.  These losses could be significantly larger  than
losses  resulting from stock investments.  With stocks,
a  fund  can  only  lose  the amount  of  its  original
investment.   With short positions, however,  a  fund's
losses  could be potentially unlimited due  to  general
market  forces, such as a lack of stock  available  for
short  sellers  to  borrow for delivery,  or  improving
conditions with a company.  For example, the  Fund  may
be   subject  to  "short  squeeze"  risk  resulting  in
significant increases in the market price  of  a  stock
when  the  broker or other institution  that  lent  the
stock in question to the Fund demands the security when
other  short  sellers of that same stock are  receiving
similar demands.  As a result, the Fund may be required
to  replace  securities  previously  sold  short,  with
purchases  on  the open market at prices  significantly
greater  than those at which the securities  were  sold
short.   In  addition, occasionally a  stock  may  have
significant increases in value immediately upon the stock market opening or after a halt in trading on the security, which can result in significant losses to short sellers, including the Fund. In addition, the Fund may find it difficult to establish new short positions when in declining markets due to regulatory restrictions.



     Short   selling  also  involves  stock  selection,
management  and  reverse stock  market  risk.   Like  a
typical stock mutual fund, the Fund is subject to stock
market  risks  and significant fluctuations  in  value.
However,  this  risk  is opposite of  a  typical  stock
mutual  fund, because the Fund's short investments  may
increase  in  value when the stock market decreases  in
value.   Similarly,  if the stock market  significantly
increases in value, the Fund may significantly decrease
in  value.   Increases or decreases in value of  stocks
are  generally  greater than for bonds  or  other  debt
securities.   In addition, the Adviser's short  selling
strategy  may  not  produce the intended  result.   The
stocks  the  Adviser  determines  to  sell  short   may
increase in value or not decrease in value when the stock market in general is declining. Accordingly, if the Adviser is incorrect in determining which stocks to sell short, the Fund is likely to experience a loss on the transaction.



     As a result of the Fund's short selling investment
strategy,  the  Fund  will set aside  in  a  segregated
account  a significant portion of its assets in  liquid
securities  to  collateralize  or  "cover"  its   short
positions.   These  assets may not be  sold  while  the
corresponding  short position is open unless  they  are
replaced   by   similar   assets.    Accordingly,   the
segregation of a large portion of the Fund's assets  to
collateralize  or  "cover" its  short  positions  could
impede  portfolio management or the Fund's  ability  to
meet  redemption requests or other current obligations,
including  margin  calls,
without  liquidating   short
positions. If the Fund is required to liquidate short positions to meet redemption requests, this may result in additional costs to the Fund.



     Because  of the transaction costs associated  with
short  selling,  such as brokerage fees  and  dividends
paid  on  stocks  sold  short to the  broker  or  other
institution  that  lent the stock, the  Fund  may  have
higher  expenses than other equity funds.  In addition,
to replace the borrowed stock, the Fund may be required
to  pay a premium, which would increase the cost of the
security sold.  You should be aware that the closing of
a short sale that is profitable to the Fund will result
in  short-term  capital gains to you.   Gains  will  be
realized only when the Fund closes a short sale and will remain unrealized until such time.


Debt Securities Held by the Fund


     The  Fund  also invests in investment  grade  U.S.
government and investment grade corporate notes and bonds to collateralize or "cover" its short positions.
Debt securities are obligations of the issuer to pay interest and repay principal. The Fund expects that its debt securities will have an average maturity of three years or less.



     Changes in market interest rates affect the  value
of  debt  securities.  If interest rates increase,  the
value    of   debt   securities   generally   decrease.
Similarly,  if interest rates decrease,  the  value  of
debt securities generally increase.  As the maturity of
a  debt security lengthens, these fluctuations in value
based  on interest rate changes increase.  Because  the
Fund   holds  debt  securities  to  cover   its   short
positions, shares in the Fund may fluctuate based on interest rate changes in addition to changes in the value of securities sold short.



     Changes  in the credit quality of the issuer  also
affect the value of debt securities.  Lower-rated  debt
securities  generally  pay  a  higher  interest   rate.
Although the Fund primarily invests in investment grade
debt  securities,  the  value of these  securities  may
decrease  due  to changes in ratings  over  time.   For
additional information regarding securities ratings, please see the SAI and the Appendix to the SAI.



     The Fund may invest in the following types of debt securities:


     * Corporate debt securities, including bonds, debentures and notes;

     *  U.S. government securities;

     * Commercial paper (including variable amount master demand notes); and

     * Bank obligations, such as certificates of deposit, banker's acceptances and time deposits of domestic and foreign banks, domestic savings association and their subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal Deposit Insurance Corporation).


Derivatives Transactions

     Although  not  part  of  its principal  investment
strategy, from time to time the Fund may also invest in
short  positions through transactions other than  short
sales of securities.  The Fund may purchase or sell put
options  on  securities  and  indices  or  stock  index
futures  when  the Adviser believes that  a  particular
security or market index will decline in value and that
such  investments would offer benefits to the Fund  not
available  through  the  short  sale  of  a  particular
security.  This could occur, for example, if  the  Fund
received large cash inflows and the Adviser desired  to
take  a short position generally pending investment  in
individual short positions.  Futures are agreements for
the  future sale by one person and purchase by  another
person  of  a  financial instrument, such  as  a  stock
index,  or its cash equivalent at a future date  for  a
set  price.   A put option is a contract in  which  the
buyer pays a premium to the seller to obtain the right,
but  not  the  obligation, to  sell  to  the  seller  a
specific security at an agreed upon price at or  before
a  certain  time.   A put option on an index  generally
operates  in  the  same manner as a  put  option  on  a
specific  security, except that the buyer must  deliver
cash  rather than the underlying security to the buyer.
The   buyer  of  an  option  generally  benefits   from
favorable  movements  in the price  of  the  underlying
asset but is not exposed to corresponding losses due to
adverse movements in the value of the underlying asset.
The  Fund  may also write call options, which  obligate
the  Fund  to  sell  a security at  a  set  price  upon
exercise.  This would generate premium income  for  the
Fund.    The  Fund's  use  of  options  involves  risks
different  from, or greater than, the risks  associated
with  investing  directly  in  traditional  securities,
including  liquidity risk, interest rate  risk,  market
risk,  credit  risk and management risk.  Options
also involve the risk of mispricing or improper valuation
and  the  risk that changes in the value of the  option
may   not   correlate  perfectly  with  the  underlying
security  or index.  The Fund could lose more than  the
principal  amount  invested with certain  options.   In
addition,  suitable  option  transactions  may  not  be
available  in  all circumstances and there  can  be  no
assurance   that   the  Fund  will   engage   in   such
transactions to reduce exposure to other risks when that would be beneficial.


Temporary, Defensive Strategies

     To respond to adverse market, economic, political or other conditions, on a temporary basis the Adviser may hold cash and/or invest all or a portion of the Fund's assets in money market instruments, which are short-term fixed income securities issued by private and governmental institutions. Because of the Fund's focus on short selling, adverse market conditions may include periods of rapid appreciation in the stock markets. Money market instruments include:

      *   Commercial paper;

      *   Short-term U.S. government securities;

      *   Banker's acceptances;

      *   Certificates of deposit;

      *   Time deposits; and

      *   Other short-term fixed income securities.

If  these temporary, defensive strategies are used,  it
is  impossible  to  predict when or for  how  long  the
Adviser  may employ these strategies for the Fund.   To
the   extent   the  Fund  engages  in  this  temporary,
defensive strategy, the Fund may not achieve its investment objective. Pending investment or to pay redemption requests and expenses of the Fund, the Fund may also hold a portion of its assets in short-term money market securities and cash. See the Fund's SAI for additional information.

The Fund Has No Minimum  Holding Period  for its Investments


     The  Fund  has no minimum holding period  for  its
investments.  However, the Fund will typically  hold  a
short  position open for nine months to one year.   The
Fund  typically  closes out a short position  when  the
Adviser  anticipates that the security is  nearing  its
fair  value.   For example, the Fund will close  out  a
short position when the company's price is consistent with its growth rate.


     The  Fund  will  attempt  to  maximize  investment
returns.    Potential   tax   consequences   to    Fund
shareholders   will   be  a  secondary   consideration.
Investors may realize taxable capital gains as a result of frequent trading of the Fund's assets and the Fund incurs transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund's effective return for investors.

                    FUND MANAGEMENT

Adviser


     Skye  Investment Advisors LLC (the  "Adviser")  is
the  investment  adviser to the  Fund.   The  Fund  has
entered into an Investment Advisory Agreement with  the
Adviser  under  which the Adviser  manages  the  Fund's
investments  and  business  affairs,  subject  to   the
supervision  of  the Fund's Board  of  Directors.   The
Adviser,  985 University Avenue, Suite 26,  Los  Gatos,
California   95032,  a  California  limited   liability
company,  and  its  predecessor  companies  have   been
serving  clients since 1985.  As of June 30, 1999,  the
Adviser   managed   approximately   $10   million   for
individual  and  institutional  clients.    Under   the
Investment  Advisory  Agreement,  the  Fund  pays   the
Adviser an annual management fee of 1.25% of the Fund's
average daily net assets attributable to each class  of
shares.   The  advisory fee is accrued daily  and  paid
monthly.   Pursuant  to the Investment  Agreement,  the
Adviser   has   contractually  agreed  to   waive   its
management  fee  and/or  reimburse  the  Fund's   other
expenses to the extent necessary to ensure that the total annual operating expenses do not exceed 2.75% of the Investor Class's average daily net assets and 2.50% of the Institutional

Class's average daily net assets
until  October 31, 2000.  After such time, the  Adviser
may   voluntarily  waive  all  or  a  portion  of   its
management  fee and/or reimburse all or  a  portion  of
Fund  operating expenses.  The Adviser will waive  fees
and/or  reimburse expenses on a monthly basis  and  the
Adviser  will  pay the Fund by reducing its  fee.   Any
waivers  or  reimbursements will  have  the  effect  of
lowering  the  overall expense ratio for the  Fund  and
increasing its overall return to investors at the  time
any  such  amounts were waived and/or reimbursed.   Any
such waiver or reimbursement is subject to later adjustment during the term of the Investment Advisory
Agreement to allow the Adviser to recoup amounts waived or reimbursed, including initial organization costs of the Fund, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.


     Under the Investment Advisory Agreement, not  only
is the Adviser responsible for management of the Fund's
assets,   but  also  for  portfolio  transactions   and
brokerage.

     Portfolio  Manager.  Chairman and Managing  Member
of  the  Adviser since 1996, Paul L. McEntire graduated
Phi Beta Kappa from Stanford University in 1965 with  a
Bachelor    of    Science   degree   in    mathematics.
Mr.   McEntire   received  a  Master  of   Science   in
mathematics  from the State University of New  York  at
Buffalo  in  1972  and  a  PhD in  Engineering-Economic
Systems from Stanford University in 1982.  Since  1989,
Mr. McEntire has served as Chairman and chief executive
officer  of Skye Investments, Inc., the predecessor  of
the  Adviser.   From 1994 to 1997, Mr. McEntire  was  a
broker  with  Brookstreet  Securities  Corporation   in
Irvine, California, and from 1993 to 1994, Mr. McEntire
was  a  broker  with PaineWebber, Inc. in  Menlo  Park,
California.   Mr.  McEntire  was  President  and  chief
executive  officer  of Skye Investment  Advisors,  Inc.
from 1985 to 1988.

Custodian

     Firstar Bank Milwaukee, N.A. ("Firstar Bank"), 777
East Wisconsin Avenue, Milwaukee, Wisconsin 53202 acts as custodian of the Fund's assets.

Transfer Agent and Administrator

     Firstar  Mutual  Fund Services,  LLC  ("Firstar"),
Third  Floor,  615  East  Michigan  Street,  Milwaukee,
Wisconsin  53202 acts as transfer agent  for  the  Fund
(the "Transfer Agent") and as the Fund's administrator.

Distributor

     Rafferty  Capital Markets, Inc.,  1311  Mamaroneck
Avenue, White Plains, New York 10605, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., acts as distributor of the Fund's shares (the "Distributor").

                HOW TO PURCHASE SHARES

     Shares  of the Fund may be purchased at net  asset
value (as described below) through any dealer which has
entered into a sales agreement with the Distributor, in
its  capacity as principal underwriter of shares of the
Fund,   or  through  the  Distributor  directly.    The
Transfer Agent may also accept purchase applications.

Choosing a Class

     The  Fund  offers two classes of shares:  Investor
Class and Institutional Class. The classes differ with respect to their minimum investments and their cost structure.


           Investor  Class                Institutional Class

   *  Distribution     and             *  No distribution  and
      shareholder servicing fee of        shareholder servicing fee.
      up  to 0.25% of the average
      daily  net  assets  of  the
      Investor Class.

     The Fund has adopted a plan pursuant to Rule 12b-1
under  the  Investment Company Act of 1940, as  amended
(the  "12b-1 Plan") with respect to the Investor Class,
which  authorizes it to pay the Distributor and certain
financial  intermediaries (such as broker-dealers)  who
assist  in  distributing Investor Class shares  or  who
provide   shareholder  services   to   Investor   Class
shareholders  a distribution and shareholder  servicing
fee  of up to 0.25% of the average daily net assets  of
the  Fund  attributable to the Investor Class (computed
on  an  annual  basis).   To the  extent  expenses  are
incurred under the 12b-1 Plan, the 12b-1 Plan has the effect of increasing the expenses of the Investor Class from what they would otherwise be. Because Rule 12b-1 fees are paid out of the net assets of the Investor
Class on an on-going basis, over time these fees will increase the cost of your investment and could cost long-term investors of Investor Class shares more than paying other types of sales charges. For additional information on the 12b-1 Plan, please see the SAI.

Purchases of Fund Shares

     Payment for Fund shares should be made by check or money order in U.S. dollars drawn on a U.S. bank, savings and loan or credit union.

                             Minimum Investments

                       Initial       Subsequent Investment

        Investor       $  2,000*        $  100*

        Institutional  $100,000         $1,000



     *You can establish an account using the Automatic Investment Plan for an initial investment of $1,000 with a $50 monthly investment as described below.


These minimums can be changed or waived by the Fund  at
any time.  The Fund has agreed to waive the Institutional
Class's  minimums for certain pre-existing  clients  of
the   Adviser.   Please  see  the  SAI  for  additional
information.   You  will be given  at  least  30  days'
notice of any increase in the minimum dollar amount of subsequent investments.


Net Asset Value

     Shares  of the Fund are sold on a continual  basis
at   the  net  asset  value  per  share  next  computed
following  receipt  of  an order  in  proper  form  (as
described   below   under  "Initial   Investment"   and
"Subsequent Investment") by a dealer, the Distributor or the Transfer Agent, as the case may be. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Standard
Time)  on  each  day the New York Stock  Exchange  (the
"NYSE") is open.  See "Valuation of Fund Shares."

Initial Investment

     You  may  purchase Fund shares by  completing  the
enclosed shareholder application and mailing it  and  a
check or money order payable to "Bearguard Funds, Inc."
to  your  securities  dealer, the  Distributor  or  the
Transfer  Agent,  as  the case  may  be.   The  minimum
initial  investment in the Investor  Class  is  $2,000.
The  minimum  initial investment in  the  Institutional
Class is $100,000. If mailing to the Distributor or Transfer Agent, please send to the following address:

            By  Mail                      By  Overnight Courier

     Firstar Mutual Fund Services, LLC   Firstar  Mutual Fund Services, LLC
     P.O. Box 701                        Third Floor
     Milwaukee, Wisconsin 53201-0701     615 East Michigan Street
                                         Milwaukee, Wisconsin 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.
Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box.

     If  the  securities  dealer  you  have  chosen  to
purchase  Fund  shares through has not entered  into  a
sales agreement with the Distributor, such dealer  may,
nevertheless,  offer  to  place  your  order  for   the
purchase  of Fund shares.  Purchases made through  such
dealers  will be effected at the net asset  value  next
determined  after receipt by the Fund of  the  dealer's
order to purchase shares.  Such dealers may also charge
a  transaction fee, as determined by the dealer.   That
fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If  your check does not clear, you will be charged
a  $25  service fee.  You will also be responsible  for
any  losses suffered by the Fund as a result.   Neither
cash  nor  third-party checks will  be  accepted.   All
applications  to purchase Fund shares  are  subject  to
acceptance  by  the Fund and are not binding  until  so
accepted.   The Fund reserves the right to  decline  or
accept a purchase order application in whole or in part.

Wire Purchases

     You  may  also purchase Fund shares by wire.   The
following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:        Firstar Bank Milwaukee, N.A.
          ABA Number:     075000022

          Credit:         Firstar Mutual Fund Services, LLC
          Account:        112-952-137

          Further Credit:  Bearguard Funds, Inc.
                           (shareholder account number)
                           (shareholder name/account registration)

     Please  call  1-888-288-2880 prior to  wiring  any
funds  to  notify the Transfer Agent that the  wire  is
coming  and  to verify the proper wire instructions  so
that  the wire is properly applied when received.   The
Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     The  telephone purchase option allows you to  make
subsequent investments directly from a bank checking or
savings  account.  To establish the telephone  purchase
option   on  your  account,  complete  the  appropriate
section  in  the  shareholder application.   Only  bank
accounts  held at domestic financial institutions  that
are  Automated  Clearing House ("ACH") members  may  be
used  for  telephone transactions.   This  option  will
become  effective approximately 15 business days  after
the application form is received by the Transfer Agent.
Purchases must be in amounts of $1,000 or more and  may
not be used for initial purchases of the Fund's shares.
To  have  Fund  shares purchased at the offering  price
determined at the close of regular trading on  a  given
date,  the  Transfer  Agent  must  receive  both   your
purchase order and payment by Electronic Funds Transfer through the ACH system prior to the close of regular trading on such date. Most transfers are completed within one business day. Subsequent investments may be made by calling 1-888-288-2880.

Purchasing Shares Through Financial Intermediaries

     If   you   purchase  shares  through  a  financial
intermediary   (such   as  a  broker-dealer),   certain
features of the Fund relating to such transactions  may
not  be  available  or may be modified.   In  addition,
certain  operational  policies of the  Fund,  including
those  related to settlement and dividend accrual,  may
vary  from  those applicable to direct shareholders  of
the Fund and may vary among intermediaries.  You should
consult   your   financial   intermediary   for    more
information regarding these matters.  Certain financial
intermediaries  may  charge you  transaction  fees  for
their  services.   You will not be  charged  such  fees
directly  by the Fund if you purchase your Fund  shares
directly  from the Fund without the intervention  of  a
financial intermediary.  The Fund's Investor Class may,
however,   compensate  financial   intermediaries   for
assistance   under   the   Fund's   Distribution    and
Shareholder Service Plan (i.e., Rule 12b-1 plan) or otherwise.

Automatic Investment Plan

     The  Automatic Investment Plan ("AIP") allows  you
to  make  regular, systematic investments  in  Investor
Class  shares  from your bank checking or NOW  account.
The  minimum initial investment for investors using the
AIP is $1,000 with a monthly minimum investment of $50.
To  establish the AIP, complete the appropriate section
in  the  shareholder application.  You should  consider
your financial ability to continue in the AIP until the
minimum  initial investment amount is met  because  the
Fund  has the right to close an investor's account  for
failure  to reach the minimum initial investment.   For
additional information on the AIP, please see the SAI.

Individual Retirement Accounts

     You  may  invest  in  Investor  Class  shares   by
establishing  a  tax-sheltered  individual   retirement
account  ("IRA").  The minimum initial  investment  for
investors  establishing IRAs is $500.  The Fund  offers
the  Traditional  IRA  and Roth  IRA.   For  additional
information on IRA options, please see the SAI.

Subsequent Investments

     Additions  to  your account may be made  by  mail.
Any subsequent investment in the Investor Class must be
for  at  least $100.  Any subsequent investment in  the
Institutional Class must be for at least $1,000.   When
making an additional purchase by mail, enclose a  check
payable  to  "Bearguard Funds, Inc." and the Additional
Investment Form provided on the lower portion  of  your
account  statement.  Additions to your  account  of  at
least  $1,000  may also be made by wire.   To  make  an
additional purchase by wire, please call 1-888-288-2880 for complete wiring instructions.

                 HOW TO REDEEM SHARES

In General

     You  may request redemption of part or all of your
Fund  shares  at  any time at the next  determined  net
asset  value.   See  "Valuation of  Fund  Shares."   No
redemption  request  will  become  effective  until   a
redemption  request  is received  in  proper  form  (as
described  below)  by the Transfer Agent.   You  should
contact the Transfer Agent for further information on documentation required for redemption of Fund shares.
The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, if you make a purchase by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to 12 days.
Redemptions may be made by written request, telephone or wire.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Fund of the broker or dealer's instruction to redeem shares.
Some brokers or dealers may charge a fee in connection with such redemptions.

     Investors   who  have  an  Individual   Retirement
Account must indicate on their redemption requests whether or not federal income tax should be withheld.
Redemption requests failing to make an election will be subject to withholding.

     Your account may be terminated by the Fund on  not
less  than  30  days' notice if, at  the  time  of  any
redemption of shares in your account, the value of  the
remaining shares in the account falls below $2,000  for
Investor   Class  investors  or  below   $100,000   for
Institutional   Class   investors.    Upon   any   such
termination,  a  check for the proceeds  of  redemption
will   be  sent  to  you  within  seven  days  of   the
redemption.

Written Redemption

     For   most  redemption  requests,  you  need  only
furnish a written, unconditional request to redeem your shares at net asset value to the Transfer Agent:

            By Mail                           By Overnight Courier

     Firstar Mutual Fund Services, LLC    Firstar Mutual Fund Services, LLC
     P.O. Box 701                         Third Floor
     Milwaukee, Wisconsin 53201-0701      615 East Michigan Street
                                          Milwaukee, Wisconsin 53202

Requests  for redemption must (i) be signed exactly  as
the  shares are registered, including the signature  of
each  owner, and (ii) specify the number of  shares  or
dollar amount to be redeemed.  Redemption proceeds made
by  written redemption request may also be wired  to  a
commercial  bank  that  you  have  authorized  on  your
account application.  The Transfer Agent will charge  a
$12  service  fee  for  wire transactions.   Additional
documentation   may  be  requested  from  corporations,
executors, administrators, trustees, guardians,  agents
or  attorneys-in-fact.  The Fund does not consider  the
U.S.  Postal  Service  or  other  independent  delivery
services to be its agents.  Therefore, deposit  in  the
mail  or with such services, or receipt at the Transfer
Agent's post office box of redemption requests does not
constitute receipt by the Transfer Agent or  the  Fund.
Do  not  mail letters by overnight courier to the  post
office  box.  Any written redemption requests  received
within  15  days  after  an  address  change  must   be
accompanied by a signature guarantee.

Telephone Redemption

     You  may  also redeem your shares by  calling  the
Transfer  Agent at 1-888-288-2880.  Redemption requests
by telephone are available for redemptions of $1,000 or
more.  Redemption requests for less than $1,000 must be
in  writing.   In order to utilize this procedure,  you
must  have  previously  elected  this  option  on  your
shareholder  application  and the  redemption  proceeds
must  be mailed directly to you or transmitted to  your
predesignated account via wire or ACH transfer.   Funds
sent via ACH are automatically credited to your account
within  three  business days.  There  is  currently  no
charge  for  this  service.  To change  the  designated
account,  send  a  written  request  with  signature(s)
guaranteed  to  the  Transfer  Agent.   To  change  the
address,  call  the Transfer Agent or  send  a  written
request  with  signature(s) guaranteed to the  Transfer
Agent.  Additional documentation may be requested  from
corporations,   executors,  administrators,   trustees,
guardians,  agents or attorneys-in-fact.  No  telephone
redemption requests will be allowed within 15  days  of
any  address  change.  The Fund reserves the  right  to
limit the number of telephone redemptions you may make.
You   may  not modify or cancel a telephone  redemption
request.

     The  Transfer Agent will use reasonable procedures
to  ensure that instructions received by telephone  are
genuine.   These procedures may include requiring  some
form  of  personal identification prior to acting  upon
telephone     instructions,    recording     telephonic
transactions and/or sending written confirmation of such transactions to you. Assuming procedures such as the above have been followed, neither the Fund nor the Transfer Agent will be liable for any loss, cost or expense for acting upon your telephone instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request if so advised.

Redeeming Shares Through Financial Intermediaries

     If   you   redeem  shares  through   a   financial
intermediary (such as a broker-dealer), such  financial
intermediary may charge you transaction fees for  their
services.   You will not be charged such  fees  if  you
redeem your Fund shares directly through the Fund without the intervention of a financial intermediary.

Systematic Withdrawal Plan

     The  Systematic  Withdrawal  Plan  ("SWP")  allows
Investor Class investors to make automatic withdrawals from their accounts at regular intervals. Redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to make a SWP payment, the remaining amount will be redeemed and the SWP will be terminated. Please see the SAI for more information.

Signature Guarantees

     Signature guarantees are required for:

     * redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares;

     * redemption requests to be mailed or wired to other than the address that appears of record; and

     * any redemption request if a change of address has been received by the Fund or the Transfer Agent within the last 15 days.

A signature guarantee may be obtained from any eligible
guarantor  institution, as defined by the  SEC.   These
institutions include banks, saving associations, credit unions, brokerage firms and others. Please note that a notary public stamp or seal is not acceptable.

Redemption in Kind

     The  Fund has reserved the right to redeem in kind
(i.e., in securities positions) any redemption request during any 90-day period in excess of the lesser of:
(i) $250,000 or (ii) 1% of the net asset value of the class of shares being redeemed. Please see the SAI for more information.

               VALUATION OF FUND SHARES

     Net  asset  value  for the Fund is  calculated  by
taking  the value of the Fund's total assets, including
interest  or dividends accrued, but not yet  collected,
less  all liabilities, and dividing by the total number
of  shares  outstanding.  The result,  rounded  to  the
nearest  cent, is the net asset value per  share.   The
net asset value per share is determined as of the close
of  trading (generally 4:00 p.m. Eastern Standard Time)
on  each day the NYSE is open for business.  Net  asset
value  is  not determined on days the NYSE  is  closed.
The  price  at  which  a purchase order  or  redemption
request is effected is based on the next calculation of
net  asset  value  after  the  order  is  placed.    In
determining  net asset value, expenses are accrued  and
applied   daily  and  investments  for   which   market
quotations are readily available are valued at market value. Any investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund.

    DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

     For  federal  income tax purposes,  all  dividends
paid  by  the  Fund and distributions of  net  realized
short-term capital gains are taxable as ordinary income
whether  reinvested or received in cash unless you  are
exempt  from  taxation or entitled to a  tax  deferral.
Distributions  paid by a Fund from net  realized  long-
term  capital  gains,  whether  received  in  cash   or
reinvested  in  additional shares,  are  taxable  as  a
capital gain.  The capital gain holding period (and the
applicable  tax rate) is determined by  the  length  of
time  the Fund has held the security and not the length
of  time  you have held shares in the Fund.  For  short
sales,  the  Fund's  holding period  is  determined  by
reference to the period the Fund has held the  security
delivered  at the time of closing out the  short  sale.
Since  the  Fund engages in short sales without  owning
the  underlying security during the investment  period,
the  Fund  anticipates that substantially  all  of  its
capital  gains distributions from short sales  will  be
short-term  capital  gains.   Accordingly,  the  Fund's
investment  strategy is not tax efficient because  your
capital  gains  will generally be taxable  as  ordinary
income.   Investors  are informed annually  as  to  the
amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes.
If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     The  Fund  intends to pay dividends and distribute
capital  gains,  if  any, at least  annually.   When  a
dividend or capital gain is distributed, the Fund's net
asset value decreases by the amount of the payment.  If
you  purchase shares shortly before a distribution, you
will  be  subject to income taxes on the  distribution,
even  though  the value of your investment  (plus  cash
received, if any) remains the same.  All dividends  and
capital  gains  distributions  will  automatically   be
reinvested  in  additional  Fund  shares  at  the  then
prevailing  net  asset  value unless  you  specifically
request that either dividends or capital gains or  both
be  paid  in  cash.   You  may change  an  election  by
telephone, subject to certain limitations, by calling the Transfer Agent at 1-888-288-2880.

     If you request to have dividends and/or capital gains paid in cash, you may choose to have such amounts mailed or sent via electronic funds transfer ("EFT").
Transfers via EFT generally take up to three business days to reach the investor's bank account.

     If   you   elect  to  receive  distributions   and
dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

     If  you  do not furnish the Fund with your correct
social   security  number  or  taxpayer  identification
number, the Fund is required by federal law to withhold
federal   income   tax  from  your  distributions   and
redemption proceeds at a rate of 31%.

     This   section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such laws on you.  There may be other federal, state or
local  tax considerations applicable to you.   You  are
urged to consult your own tax advisor.

                    YEAR 2000 ISSUE

     The  Fund's  operations  depend  on  the  seamless
functioning  of  computer  systems  in  the   financial
service  industry,  including  those  of  the  Adviser,
Firstar  and  Firstar  Bank.   Many  computer  software
systems  in  use  today cannot properly  process  date-
related information after December 31, 1999 because  of
the  method  by which dates are encoded and calculated.
This  failure, commonly referred to as the  "Year  2000
Issue," could adversely affect the handling of security trades, pricing and account servicing for the Fund.

     The Adviser has made compliance with the Year 2000
Issue  a  high  priority and is taking  steps  that  it
believes  are reasonably designed to address  the  Year
2000  Issue with respect to its computer systems.   The
Adviser  has  also been informed that comparable  steps
are  being  taken  by  the Fund's other  major  service
providers.   The Adviser does not currently  anticipate
that the Year 2000 Issue will have a material impact on
its  ability  to  continue to  fulfill  its  duties  as
investment adviser to the Fund.  However, there can  be
no assurance that the computer systems of the companies
in  which the Fund invests will be timely converted  or
that  the  value  of  such  investments  will  not   be
adversely affected by the Year 2000 Issue.

DIRECTORS                                 CUSTODIAN

Paul L. McEntire, Chairman                Firstar  Bank  Milwaukee, N.A.
Robert E. Larson                          777 East Wisconsin Avenue
Robert W. Lishman, Jr.                    Milwaukee,  Wisconsin 53202
Thomas M. Cover
Charles D. Feinstein
David G. Luenberger                       ADMINISTRATOR, TRANSFER AGENT
Edward C. Murphy                          AND   DIVIDEND-DISBURSING AGENT

PRINCIPAL OFFICERS

Paul L. McEntire, President               Firstar Mutual  Fund Services, LLC
Thomas  F.  Burns,   Jr.,                 Third Floor
Treasurer and Secretary                   615 East Michigan Street
                                          Milwaukee, Wisconsin 53202
INVESTMENT ADVISER

Skye  Investment Advisors LLC             INDEPENDENT ACCOUNTANTS
985   University  Avenue, Suite 26
Los Gatos, California 95032               PricewaterhouseCoopers LLP
                                          100 East Wisconsin Avenue, Suite 1500
                                          Milwaukee, Wisconsin 53202
DISTRIBUTOR

Rafferty Capital Markets, Inc.            LEGAL COUNSEL
1311 Mamaroneck Avenue
White Plains, New York 10605              Godfrey & Kahn, S.C.
                                          780 North Water Street
                                          Milwaukee, Wisconsin 53202



     The   SAI   for   the  Fund  contains   additional
information about the Fund.  The Fund's SAI,  which  is
incorporated  by  reference into  this  Prospectus,  is
available  without charge upon request to the  address,
toll-free  telephone number  or website  noted  on  the
cover  page  of this Prospectus.  The SAI may  also  be
obtained   from   certain   financial   intermediaries,
including the Fund's Distributor, who purchase and sell
Fund shares. General inquiries regarding the Fund can be directed to the Fund at the address and toll-free telephone number on the cover page of this Prospectus.

     Information about the Fund (including the SAI) can
be  reviewed  and copied at the SEC's Public  Reference
Room  in  Washington,  D.C.  Please  call  the  SEC  at
1-800-SEC-0330   for  information   relating   to   the
operation   of  the  Public  Reference   Room.    Other
information  about the Fund is available on  the  SEC's
Internet site at http://www.sec.gov or upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009.

The Fund's 1940 Act File Number is 811-9291.

          STATEMENT OF ADDITIONAL INFORMATION

                 Bearguard Funds, Inc.

                    BEARGUARD FUND

                     P.O. Box 701
           Milwaukee, Wisconsin  53201-0701
                    1-888-288-2880
                 www.bearguardfund.com


     This Statement of Additional Information is not  a
prospectus and should be read in conjunction  with  the
Prospectus  of  the Bearguard Fund (the "Fund"),  dated
____________  __,  1999.   The  Fund  is  a  series  of
Bearguard Funds, Inc. (the "Corporation").

     A copy of the Prospectus is available without charge upon request to the above-noted address, toll-free telephone number or website.









   This Statement of Additional Information is dated  ____________ __, 1999.

                       TABLE OF CONTENTS

                                                         Page No.


FUND ORGANIZATION                                               3

INVESTMENT RESTRICTIONS                                         3

IMPLEMENTATION OF INVESTMENT OBJECTIVES                         4

DIRECTORS AND OFFICERS                                         12

PRINCIPAL SHAREHOLDERS                                         15

INVESTMENT ADVISER                                             15

FUND TRANSACTIONS AND BROKERAGE                                16

CUSTODIAN                                                      17

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                   17

ADMINISTRATOR                                                  17

DISTRIBUTOR AND PLAN OF DISTRIBUTION                           17

PURCHASE AND PRICING OF SHARES                                 19

REDEMPTIONS IN KIND                                            21

TAXATION OF THE FUND                                           21

PERFORMANCE INFORMATION                                        22

INDEPENDENT ACCOUNTANTS                                        23

FINANCIAL STATEMENTS                                           23

APPENDIX                                                      A-1

     In  deciding  whether to invest in the  Fund,  you
should  rely  on  information  in  this  Statement   of
Additional  Information  and related  Prospectus.   The
Fund has not authorized others to provide additional information. The Fund has not authorized the use of this Statement of Additional Information in any state or jurisdiction in which such offering may not legally be made.

                   FUND ORGANIZATION

     The   Corporation  is  an  open-end,  diversified,
management investment company, commonly referred to  as
a mutual fund.  The Fund is a series of common stock of
the  Corporation,  a Maryland company  incorporated  on
April  9, 1999.  The Corporation is authorized to issue
shares  of  common  stock in series and  classes.   The
Corporation currently offers one series of shares:  the
Bearguard Fund.  The shares of common stock of the Fund
are  further divided into two classes:  Investor  Class
and Institutional Class.  Each share of common stock of
each  class  of shares of the Fund is entitled  to  one
vote, and each share is entitled to participate equally
in  dividends  and  capital gain distributions  by  the
respective  class of shares and in the  assets  of  the
respective class in the event of liquidation.  However,
each  class of shares bears its own expenses,  and  the
Investor  Class has exclusive voting rights on  matters
pertaining   to   its  distribution   and   shareholder
servicing plan.

     No  certificates will be issued for shares held in
your account.  You will, however, have full shareholder
rights.   Generally,  the  Corporation  will  not  hold
annual  shareholders' meetings unless required  by  the
Investment  Company Act of 1940, as amended (the  "1940
Act"),  or  Maryland  law.  Shareholders  have  certain
rights,  including the right to call an annual  meeting
upon  a  vote  of 10% of the Corporation's  outstanding
shares for the purpose of voting to remove one or  more
directors or to transact any other business.  The  1940
Act requires the Corporation to assist the shareholders in calling such a meeting.

                INVESTMENT RESTRICTIONS


     The  investment objective of the Fund is  to  seek
capital  appreciation.  The following  are  the  Fund's
fundamental  investment restrictions  which  cannot  be
changed  without  the approval of  a  majority  of  the
Fund's  outstanding voting securities.  As used herein,
a   "majority   of   the   Fund's  outstanding   voting
securities" means the lesser of (i) 67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of common stock of the Fund.


The Fund:

1.   May  not  with respect to 75% of its total assets,
     purchase  the  securities of  any  issuer  (except
     securities  issued  or  guaranteed  by  the   U.S.
     government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   May  (i) borrow money from banks for temporary  or
     emergency purposes and (ii) make other investments
     or  engage in other transactions permissible under
     the  Investment  Company Act of 1940,  as  amended
     (the  "1940  Act"), which may involve a borrowing,
     including  borrowing  through  reverse  repurchase
     agreements, provided that the combination  of  (i)
     and (ii) shall not exceed 33 1/3% of the value  of
     the  Fund's  total  assets (including  the  amount
     borrowed), less the Fund's liabilities (other than
     borrowings).  If the amount borrowed at  any  time
     exceeds  33  1/3% of the Fund's total assets,  the
     Fund  will,  within  three  days  thereafter  (not
     including   Sundays,  holidays  and   any   longer
     permissible period), reduce the amount of the borrowings such that the borrowings do not exceed
     33 1/3% of the Fund's total assets. The Fund may also borrow money from other persons to the extent permitted by applicable law.

3.   May   not  issue  senior  securities,  except   as
     permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the
     "Securities Act"), in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.   May  not make loans if, as a result, more than  33
     1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     The   following  are  the  Fund's  non-fundamental
investment policies which may be changed by the Board of Directors without shareholder approval.

The Fund:

1. May engage in short sales of the Fund's securities or maintain a short position if at all times when a short position is open, the Fund (i) owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or (ii) covers such short position as required by the current rules and positions of the Securities and Exchange Commission (the "SEC") or its staff.

2. May not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.


3. May not invest more than 5% of its assets in illiquid securities.


4. May not purchase securities of other investment companies except in compliance with the 1940 Act.

5.   May  not  engage in futures or options on  futures
     transactions, which are impermissible pursuant  to
     Rule  4.5  under the Commodity Exchange  Act  (the
     "CEA") and, in accordance with Rule 4.5, will  use
     futures or options on futures transactions  solely
     for  bona  fide hedging transactions  (within  the
     meaning  of the CEA), provided, however, that  the
     Fund   may,  in  addition  to  bona  fide  hedging
     transactions, use futures and options on futures transactions if the aggregate initial margins and premiums required to establish such positions, less the amount by which such options positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

6.   May   not  make  any  loans,  except  through  (i)
     purchases   of  debt  securities  or  other   debt
     instruments,   or  (ii)  engaging  in   repurchase
     agreements.

7. May not purchase securities when bank borrowings exceed 5% of its total assets.


8. May not purchase the securities of any issuer if, as a result, more than 15% of the Fund's total assets would be invested in securities of issuers, the principal business activities of which are in the same industry.

9. May not purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer.


     Except  for the fundamental investment limitations
listed  above and the Fund's investment objective,  the
Fund's  other  investment policies are not  fundamental
and  may  be changed with approval of the Corporation's
Board  of  Directors.   Unless noted  otherwise,  if  a
percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

        IMPLEMENTATION OF INVESTMENT OBJECTIVES

     The    following   information   supplements   the
discussion of the Fund's investment objectives and strategy described in the Prospectus under the captions
"Investment Objective" and "How the Fund Invests."

Debt Securities

     Debt  Securities in General.  To collateralize  or
"cover" its short positions, the Fund will invest in  a
wide   variety  of  debt  securities,  including   U.S.
government   and  corporate  notes  and  bonds.    Debt
securities  are  obligations  of  the  issuer  to   pay
interest and repay principal.



     Changes in market interest rates affect the  value
of  debt  securities.  If interest rates increase,  the
value    of   debt   securities   generally   decrease.
Similarly,  if interest rates decrease,  the  value  of
debt securities generally increase.  Shares in the Fund
are  likely  to  fluctuate in  a  similar  manner.   In
general,  the longer the remaining maturity of  a  debt
security, the greater it will fluctuate in value  based
on  interest rate changes.  Longer-term debt securities
generally  pay  a  higher  interest  rate.   The   Fund
typically invests in short-term debt securities with maturities of less than three years.



     Changes  in the credit quality of the issuer  also
affect the value of debt securities.  Lower-rated  debt
securities  generally  pay  a  higher  interest   rate.
Although the Fund only invests in investment grade debt securities, the value of these securities may decrease due to changes in ratings over time.



     Types of Debt Securities. The Fund may invest in the following types of debt securities:


     * Corporate debt securities, including bonds, debentures and notes;

     *    U.S. government securities;

     * Commercial paper (including variable amount master demand notes); and

     * Bank obligations, such as certificates of deposit, banker's acceptances and time deposits of domestic and foreign banks, domestic savings associations and their subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal Deposit Insurance Corporation).


     Ratings.    The   Fund   will   generally    limit
investments in debt securities to those that are  rated
at the time of purchase as at least investment grade by
at  least one national rating organization, such as S&P
or  Moody's, or, if unrated, are determined  to  be  of
equivalent  quality by the Adviser.   Investment  grade
debt securities include:


     *    U.S. government securities;

     * Bonds or bank obligations rated in one of the four highest categories (e.g., BBB- or higher by S&P);

     * Short-term notes rated in one of the two highest categories (e.g., SP-2 or higher by S&P); and

     * Commercial paper or short-term bank obligations rated in one of the three highest categories (e.g., A-3 or higher by S&P).

Investment grade debt securities are generally believed
to have a lower degree of credit risk.  If a security's
rating falls below the above criteria, the Adviser will
determine  what  action, if any,  should  be  taken  to
ensure  compliance with the Fund's investment objective
and to ensure that the Fund will at no time have 5%  or
more of its net assets invested in non-investment grade
debt  securities.   Additional  information  concerning
securities ratings is contained in the Appendix.


     Government Securities.  U.S. government securities
are  issued or guaranteed by the U.S. government or its
agencies  or  instrumentalities.  These securities  may
have  different  levels  of government  backing.   U.S.
Treasury  obligations, such as Treasury  bills,  notes,
and  bonds  are backed by the full faith and credit  of
the   U.S.  Treasury.   Some  U.S.  government   agency
securities are also backed by the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA). Other
U.S. government securities may be backed by the right of the agency to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Bank, or may be backed only by the credit of the agency. The U.S.
government and its agencies and instrumentalities only guarantee the payment of principal and interest and not the market value of the securities. The market value of U.S. government securities will fluctuate based on interest rate changes and other market factors.

     Variable-  or Floating-Rate Securities.  Variable-
rate securities provide for automatic establishment  of
a  new  interest rate at fixed intervals (e.g.,  daily,
monthly,     semi-annually,    etc.).     Floating-rate
securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

     Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice, in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year.
Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

     Variable-rate  demand notes include master  demand
notes  which  are obligations that permit the  Fund  to
invest  fluctuating  amounts, which  may  change  daily
without   penalty,  pursuant  to  direct   arrangements
between  the  Fund, as lender, and the  borrower.   The
interest  rates on these notes fluctuate from  time  to
time.   The issuer of such obligations normally  has  a
corresponding right, after a given period, to prepay in
its  discretion the outstanding principal amount of the
obligations  plus  accrued interest  upon  a  specified
number   of  days'  notice  to  the  holders  of   such
obligations.   The  interest rate  on  a  floating-rate
demand  obligation  is based on a known  lending  rate,
such   as   a  bank's  prime  rate,  and  is   adjusted
automatically  each time such rate  is  adjusted.   The
interest  rate on a variable-rate demand obligation  is
adjusted    automatically   at   specified   intervals.
Frequently, such obligations are secured by letters  of
credit or other credit support arrangements provided by
banks.   Because  these obligations are direct  lending
arrangements between the lender and borrower, it is not
contemplated  that such instruments will  generally  be
traded.    There   generally  is  not  an   established
secondary market for these obligations, although they are redeemable at face value. Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Adviser determines that at the time of investment other obligations are of comparable quality to the other obligations in which the Fund may invest.

     In  addition,  each  variable-  and  floating-rate
obligation  must  meet the credit quality  requirements
applicable to all the Fund's investments at the time of
purchase.   When determining whether such an obligation
meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

Derivative Instruments

     In  General.  The Fund may invest up to 10% of its
net   assets  in  derivative  instruments  subject   to
applicable    regulatory   requirements.     Derivative
instruments   may  be  used  for  any  lawful   purpose
consistent with the Fund's investment objective such as
hedging  or  managing  risk, but not  for  speculation.
Derivative instruments are commonly defined to  include
securities  or  contracts whose  value  depend  on  (or
"derive"  from) the value of one or more other  assets,
such  as securities, currencies or commodities.   These
"other assets" are commonly referred to as "underlying assets."

     A  derivative instrument generally consists of, is
based  upon,  or  exhibits characteristics  similar  to
options  or  forward  contracts.  Options  and  forward
contracts  are  considered to be  the  basic  "building
blocks"  of  derivatives.  For  example,  forward-based
derivatives  include  forward contracts  and  exchange-
traded   futures.   Option-based  derivatives   include
exchange-traded options on securities  and  options  on
futures.   Diverse types of derivatives may be  created
by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

     An option is a contract in which the "holder" (the
buyer)  pays  a certain amount (the "premium")  to  the
"writer" (the seller) to obtain the right, but not  the
obligation,  to buy from the writer (in  a  "call")  or
sell to the writer (in a "put") a specific asset at  an
agreed  upon  price at or before a certain  time.   The
holder pays the premium at inception and has no further
financial  obligation.  The holder of  an  option-based
derivative   generally  will  benefit  from   favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in
the value of the underlying  asset.   The
writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

     A  forward  is  a sales contract between  a  buyer
(holding the "long" position) and a seller (holding the
"short"  position) for an asset with delivery  deferred
until  a future date.  The buyer agrees to pay a  fixed
price  at the agreed future date and the seller  agrees
to deliver the asset.  The seller hopes that the market
price on the delivery date is less than the agreed upon
price,  while  the buyer hopes for the  contrary.   The
change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

     Hedging.   The Fund may use derivative instruments
to  protect  against possible adverse  changes  in  the
market  value  of positions in the Fund's portfolio  or
positions  anticipated to be entered into.  Derivatives
may  also be used by the Fund to "lock-in" its realized
but  unrecognized gains in the value of  its  portfolio
securities.   Hedging strategies,  if  successful,  can
reduce   the  risk  of  loss  by  wholly  or  partially
offsetting  the  negative effect of  unfavorable  price
movements  in  the investments being hedged.   However,
hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

     Managing  Risk.  The Fund may also use  derivative
instruments   to  manage  the  risks  of   the   Fund's
portfolio.  Risk management strategies include, but are
not  limited  to,  facilitating the sale  of  portfolio
investments,   managing  the  effective   maturity   or
duration  of debt obligations in the Fund's  portfolio,
establishing a position in the derivatives markets as a
substitute   for  taking  positions,  or  creating   or
altering exposure to certain asset classes, such as equity or debt. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for the Fund to invest.

     Exchange Derivatives.  Derivative instruments  may
be  exchange-traded.  Exchange-traded  derivatives  are
standardized options and futures contracts traded in an
auction on the floor of a regulated exchange.  Exchange
contracts   are   generally   liquid.    The   exchange
clearinghouse  is the counterparty of  every  contract.
Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty.

     Risks  and  Special Considerations.   The  use  of
derivative  instruments  involves  risks  and   special
considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

     (1)  Market Risk.  The primary risk of derivatives
is  the  same  as  the  risk of the underlying  assets;
namely, that the value of the underlying asset  may  go
up  or  down.   Adverse movements in the  value  of  an
underlying  asset  can  expose  the  Fund  to   losses.
Derivative instruments may include elements of leverage
and,  accordingly, the fluctuation of the value of  the
derivative  instrument in relation  to  the  underlying
asset   may  be  magnified.   The  successful  use   of
derivative  instruments  depends  upon  a  variety   of
factors, particularly the Adviser's ability to  predict
movements of the securities, currencies and commodities
markets,   which   requires   different   skills   than
predicting   changes  in  the  prices   of   individual
securities.   There  can  be  no  assurance  that   any
particular  strategy adopted will succeed.  A  decision
to  engage in a derivative transaction will reflect the
Adviser's judgment that the derivative transaction will
provide value to the Fund and its shareholders  and  is
consistent   with  the  Fund's  objectives,  investment
limitations and operating policies.  In making  such  a
judgment,  the  Adviser will analyze the  benefits  and
risks  of the derivative transaction and weigh them  in
the   context  of  the  Fund's  entire  portfolio   and
investment objective.

     (2)  Credit Risk.  The Fund will be subject to the
risk  that  a loss may be sustained by the  Fund  as  a
result of the failure of a counterparty to comply  with
the terms of a derivative instrument.  The counterparty
risk  for  exchange-traded  derivative  instruments  is
generally  less  than for privately-negotiated  or  OTC
derivative  instruments,  since  generally  a  clearing
agency,  which  is the issuer or counterparty  to  each
exchange-traded  instrument, provides  a  guarantee  of
performance.    For  privately-negotiated  instruments,
there is no similar clearing agency guarantee.  In  all
transactions,  the  Fund will bear the  risk  that  the
counterparty will default, and this could result  in  a
loss   of   the  expected  benefit  of  the  derivative
transaction and possibly other losses to the Fund.  The
Fund   will   enter  into  transactions  in  derivative
instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

     (3)    Correlation   Risk.   When   a   derivative
transaction   is  used  to  completely  hedge   another
position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments.
With  a  perfect  hedge,  the  value  of
the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated.  Correlation risk is the risk
that there might be imperfect correlation, or even no correlation, between price movements of an instrument
and  price movements of investments being hedged.   For
example,  if the value of a derivative instrument  used
in a short hedge (such as writing a call option, buying
a  put option, or selling a futures contract) increased
by  less  than  the  decline in  value  of  the  hedged
investments,   the   hedge  would  not   be   perfectly
correlated.  Such a lack of correlation might occur due
to  factors  unrelated to the value of the  investments
being hedged, such as speculative or other pressures on
the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will  depend,  in  part, on the degree  of  correlation
between   price  movements  in  the  index  and   price
movements in the investments being hedged.

     (4)  Liquidity Risk.  Derivatives are also subject
to  liquidity risk.  Liquidity risk is the risk that  a
derivative  instrument cannot be sold, closed  out,  or
replaced  quickly at or very close to  its  fundamental
value.   Generally, exchange contracts are very  liquid
because  the exchange clearinghouse is the counterparty
of  every  contract.   The Fund might  be  required  by
applicable regulatory requirement to maintain assets as
"cover,"  maintain  segregated  accounts,  and/or  make
margin  payments when it takes positions in  derivative
instruments  involving  obligations  to  third  parties
(i.e.,  instruments other than purchased options).   If
the  Fund is unable to close out its positions in  such
instruments,  it  might  be  required  to  continue  to
maintain  such assets or accounts or make such payments
until  the position expired, matured or is closed  out.
The  requirements  might impair the Fund's  ability  to
sell  a portfolio security or make an investment  at  a
time when it would otherwise be favorable to do so,  or
require that the Fund sell a portfolio investment at  a
disadvantageous time.  The Fund's ability  to  sell  or
close  out  a  position  in  an  instrument  prior   to
expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position.
Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

     (5)   Legal Risk.  Legal risk is the risk of  loss
caused  by  the  legal unenforceability  of  a  party's
obligations  under  the  derivative.   While  a   party
seeking   price  certainty  agrees  to  surrender   the
potential  upside in exchange for downside  protection,
the  party  taking the risk is looking for  a  positive
payoff.   Despite this voluntary assumption of risk,  a
counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

     (6)     Systemic   or   "Interconnection"    Risk.
Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction.

     General   Limitations.   The  use  of   derivative
instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures
Trading Commission ("CFTC").

     The  Corporation has filed a notice of eligibility
for   exclusion  from  the  definition  of   the   term
"commodity  pool  operator"  with  the  CFTC  and   the
National Futures Association, which regulate trading in
the  futures markets.  In accordance with Rule  4.5  of
the   regulations  under  the  CEA,   the   notice   of
eligibility for the Fund includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets.

     The  SEC  has identified certain trading practices
involving  derivative  instruments  that  involve   the
potential for leveraging the Fund's assets in a  manner
that  raises  issues under the 1940 Act.  In  order  to
limit  the  potential for the leveraging of the  Fund's
assets,  as  defined under the 1940 Act,  the  SEC  has
stated  that a Fund may use coverage or the segregation
of  the  Fund's assets.  The Fund will also  set  aside
permissible  liquid  assets in a  segregated  custodial
account   if  required  to  do  so  by  SEC  and   CFTC
regulations.   Assets  used  as  cover  or  held  in  a
segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     In some cases the Fund may be required to maintain
or  limit  exposure  to a specified percentage  of  its
assets  to  a  particular asset class.  In such  cases,
when  the Fund uses a derivative instrument to increase
or  decrease exposure to an asset class and is required
by applicable SEC guidelines to set aside liquid assets
in a segregated account to secure its obligations under
the  derivative  instruments, the  Adviser  may,  where
reasonable  in  light  of  the  circumstances,  measure
compliance with the applicable percentage by  reference
to  the nature of the economic exposure created through
the  use  of  the  derivative  instrument  and  not  by
reference  to  the nature of the exposure arising  from
the  assets set aside in the segregated account (unless
another   interpretation  is  specified  by  applicable
regulatory requirements).

     Options.  The Fund may use options for any  lawful
purpose consistent with the Fund's investment objective
such   as   hedging  or  managing  risk  but  not   for
speculation.   An  option is a contract  in  which  the
"holder"  (the  buyer)  pays  a  certain  amount   (the
"premium")  to the "writer" (the seller) to obtain  the
right,  but not the obligation, to buy from the  writer
(in  a  "call") or sell to the writer (in  a  "put")  a
specific  asset  at an agreed upon price  (the  "strike
price" or "exercise price") at or before a certain time
(the  "expiration date").  The holder pays the  premium
at  inception and has no further financial  obligation.
The  holder  of  an option will benefit from  favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer  of an option will receive fees or premiums  but
is exposed to losses due to changes in the value of the
underlying asset.  The Fund may purchase (buy) or write
(sell)  put  and  call  options  on  assets,  such   as
securities,  currencies, commodities,  and  indices  of
debt  and  equity securities ("underlying assets")  and
enter  into closing transactions with respect  to  such
options  to  terminate an existing  position.   Options
used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

     The  Fund may purchase (buy) and write (sell)  put
and  call  options and enter into closing  transactions
with  respect to such options to terminate an  existing
position.   The purchase of call options  serves  as  a
long hedge, and the purchase of put options serves as a
short  hedge.  Writing put or call options  can  enable
the  Fund  to enhance income by reason of the  premiums
paid  by  the purchaser of such options.  Writing  call
options   serves  as  a  limited  short  hedge  because
declines in the value of the hedged investment would be
offset  to  the  extent  of the  premium  received  for
writing   the   option.   However,  if   the   security
appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

     The  Fund  may effectively terminate its right  or
obligation under an option by entering into  a  closing
transaction.   For example, the Fund may terminate  its
obligation under a call or put option that it had written by purchasing an identical call or put option;
this  is  known  as  a  closing  purchase  transaction.
Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The  Fund  may  purchase or write  exchange-traded
options.   Exchange-traded  options  are  issued  by  a
clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.

     The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

     The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

     The  writing and purchasing of options is a highly
specialized    activity   that   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging.

     Futures  Contracts.   The  Fund  may  use  futures
contracts  for any lawful purpose consistent  with  the
Fund's   investment  objective  such  as  hedging   and
managing  risk but not for speculation.  The  Fund  may
enter  into futures contracts, including interest rate,
index,  and  currency  futures.   The  Fund  may   also
purchase  put and call options, and write  covered  put
and call options, on futures in which it is allowed  to
invest.   The  purchase  of  futures  or  call  options
thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in currency exchange rates and securities prices and sales of futures as an offset against the effect of expected declines in currency exchange rates and securities prices.

     To  the extent required by regulatory authorities,
the  Fund  may  enter into futures contracts  that  are
traded   on   national  futures   exchanges   and   are
standardized   as  to  maturity  date  and   underlying
financial  instrument.  Futures exchanges  and  trading
are  regulated  under the CEA by  the  CFTC.   Although
techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market, currency, or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     An interest rate futures contract provides for the
future sale by one party and purchase by another  party
of   a   specified  amount  of  a  specific   financial
instrument  (e.g.,  debt security) or  currency  for  a
specified price at a designated date, time, and  place.
An  index futures contract is an agreement pursuant  to
which the parties agree to take or make delivery of  an
amount  of  cash  equal to the difference  between  the
value of the index at the close of the last trading day
of  the  contract  and the price  at  which  the  index
futures  contract was originally written.   Transaction
costs are incurred when a futures contract is bought or
sold and margin deposits must be maintained.  A futures
contract  may be satisfied by delivery or purchase,  as
the  case may be, of the instrument or the currency  or
by  payment  of  the change in the cash  value  of  the
index.  More commonly, futures contracts are closed out
prior  to  delivery  by  entering  into  an  offsetting
transaction  in a matching futures contract.   Although
the  value of an index might be a function of the value
of  certain specified securities, no physical  delivery
of   those  securities  is  made.   If  the  offsetting
purchase  price is less than the original  sale  price,
the  Fund  realizes  a gain; if it is  more,  the  Fund
realizes  a  loss.  Conversely, if the offsetting  sale
price  is  more than the original purchase  price,  the
Fund  realizes a gain; if it is less, the Fund realizes
a loss.  The transaction costs must also be included in
these   calculations.   There  can  be  no   assurance,
however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by the Fund upon entering into  a
futures  contract.   Instead, at  the  inception  of  a
futures contract, the Fund is required to deposit in  a
segregated account with its custodian, in the  name  of
the  futures  broker through whom the  transaction  was
effected,  "initial margin," consisting of  cash,  U.S.
government securities or other liquid, high-grade  debt
obligations,  in an amount generally equal  to  10%  or
less  of  the  contract value.   Margin  must  also  be
deposited  when  writing a call  or  put  option  on  a
futures   contract,  in  accordance   with   applicable
exchange    rules.    Unlike   margin   in   securities
transaction,  initial margin on futures contracts  does
not  represent a borrowing, but rather is in the nature
of  a  performance bond or good-faith deposit  that  is
returned  to  the  Fund  at  the  termination  of   the
transaction  if all contractual obligations  have  been
satisfied.   Under  certain  circumstances,   such   as
periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to
and  from the futures broker daily as the value of  the
futures position varies, a process known as "marking to
market."   Variation margin does not involve borrowing,
but  rather represents a daily settlement of the Fund's
obligations to or from a futures broker.  When the Fund
purchases an option on a future, the premium paid  plus
transaction costs is all that is at risk.  In contrast,
when the Fund purchases or
sells a futures contract  or
writes  a call or put option thereon, it is subject  to
daily  variation margin calls that could be substantial
in  the event of adverse price movements.  If the  Fund
has  insufficient  cash to meet daily variation  margin
requirements,  it might need to sell  securities  at  a
time  when  such sales are disadvantageous.  Purchasers
and sellers of futures positions and options on futures
can  enter  into  offsetting  closing  transactions  by
selling  or  purchasing,  respectively,  an  instrument
identical to the instrument held or written.  Positions
in futures and options on futures may be closed only on
an exchange or board of trade that provides a secondary
market.    The  Fund  intends  to  enter  into  futures
transactions only on exchanges or boards of trade where
there   appears  to  be  a  liquid  secondary   market.
However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.
The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

     Certain  characteristics  of  the  futures  market
might increase the risk that movements in the prices of
futures contracts or options on futures contracts might
not correlate perfectly with movements in the prices of
the   investments  being  hedged.   For  example,   all
participants  in  the futures and  options  on  futures
contracts markets are subject to daily variation margin
calls  and  might be compelled to liquidate futures  or
options on futures contracts positions whose prices are
moving  unfavorably to avoid being subject  to  further
calls.   These  liquidations could increase  the  price
volatility  of the instruments and distort  the  normal
price  relationship between the futures or options  and
the  investments  being hedged.  Also, because  initial
margin deposit requirements in the futures markets  are
less onerous than margin requirements in the securities
markets,  there  might  be increased  participation  by
speculators  in the future markets.  This participation
also  might  cause  temporary  price  distortions.   In
addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

     Additional  Derivative Instruments and Strategies.
In   addition   to   the  derivative  instruments   and
strategies  described  above, the  Adviser  expects  to
discover  additional derivative instruments  and  other
hedging or risk management techniques.  The Adviser may
utilize these new derivative instruments and techniques
to  the extent that they are consistent with the Fund's
investment  objective  and  permitted  by  the   Fund's
investment   limitations,   operating   policies    and
applicable regulatory authorities.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund
shares, to meet ordinary daily cash needs or to respond
to   adverse  market,  economic,  political  or   other
conditions, the Adviser may hold cash and/or invest all
or  a  portion  of  the Fund's assets in  money  market
instruments,   which   are  short-term   fixed   income
securities   issued   by   private   and   governmental
institutions.  Money market instruments include:

     *    Commercial paper;

     *    Short-term U.S. government securities;

     *    Banker's acceptances;

     *    Certificates of deposit;

     *    Time deposits; and

     *    Other short-term fixed income securities.

If  these  temporary strategies are  used  for  adverse
market,  economic  or  political  conditions,   it   is
impossible to predict when or for how long the  Adviser
may  employ  these  strategies for the  Fund.   To  the
extent the Fund engages in this temporary strategy, the Fund may not achieve its investment objective.

American Depositary Receipts

     The  Fund  may  take short positions  in  American
Depositary Receipts ("ADRs").  These securities may not
necessarily be denominated in the same currency as  the
securities   into   which  they   may   be   converted.
Generally, ADRs, in registered form, are denominated in
U.S.  dollars  and are designed for  use  in  the  U.S.
securities markets.  ADRs are receipts typically issued
by a U.S. Bank or trust company evidencing ownership of
the  underlying securities.  For purposes of the Fund's
investment objectives, ADRs are deemed to have the same
classification   as  the  underlying  securities   they
represent.   Although denominated in U.S. dollars,  the
market  price  of  ADRs  may be  affected  by  currency
fluctuations   in  the  currency  of   the   underlying
security.


     ADR   facilities  may  be  established  as  either
"unsponsored" or "sponsored."  The Fund may take  short
positions in sponsored ADRs.  A sponsored depositary is
required  to provide shareholder information under  its
contractual  arrangements with  the  issuer,  including
reliable financial statements.  Under the terms of most
sponsored   arrangements,   depositories    agree    to
distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.


                DIRECTORS AND OFFICERS

     Under the laws of the State of Maryland, the Board
of  Directors  of  the Corporation is  responsible  for
managing  its business and affairs.  The directors  and
officers  of the Corporation, together with information
as  to their principal business occupations during  the
last  five  years,  and  other information,  are  shown
below.   Each  director  who is deemed  an  "interested
person," as defined in the 1940 Act, is indicated by an asterisk.

                      Position(s) Held     Education and Principal
   Name, Address          with the           Business Occupations
     and Age             Corporation         During Past 5 Years

*Paul L. McEntire     Director and President  Mr.   McEntire  graduated
Skye Investment                               Phi  Beta  Kappa  with  a
 Advisors LLC,                                Bachelor    of    Science
985 University Avenue                         degree   in   mathematics
Suite 26,                                     from  Stanford University
Los Gatos, California 95032                   in  1965.   Mr.  McEntire
54 years old                                  received  a  Masters   of
                                              Science   in  mathematics
                                              from       the      State
                                              University  of  New  York
                                              at Buffalo in 1972 and  a
                                              Ph.D.   in   Engineering-
                                              Economic   Systems   from
                                              Stanford  University   in
                                              1982.      Since    1989,
                                              Mr.  McEntire has  served
                                              as   Chairman  and  chief
                                              executive   officer    of
                                              Skye  Investments,  Inc.,
                                              the  predecessor  of  the
                                              Adviser.   From  1994  to
                                              1997, Mr. McEntire was  a
                                              broker  with  Brookstreet
                                              Securities    Corporation
                                              in   Irvine,  California,
                                              and  from  1993 to  1994,
                                              Mr.   McEntire   was    a
                                              broker  with PaineWebber,
                                              Inc.   in   Menlo   Park,
                                              California.
                                              Mr.      McEntire     was
                                              President    and    chief
                                              executive   officer    of
                                              Skye           Investment
                                              Advisors, Inc. from  1985
                                              to  1988.   Mr.  McEntire
                                              has  been  the  Adviser's
                                              Chairman   and   Managing
                                              Member since 1996.

*Robert E. Larson      Director               Mr.  Larson  received   a
Skye Investment                               Bachelor    of    Science
 Advisors LLC,                                degree    in   electrical
985 University Avenue                         engineering   from    the
Suite 26                                      Massachusetts   Institute
Los Gatos, California 95032                   of   Technology  in  1960
60 years old                                  and    M.S.   and   Ph.D.
                                              degrees   in   electrical
                                              engineering          from
                                              Stanford  University   in
                                              1961       and      1964,
                                              respectively.
                                              Mr.  Larson  has  been  a
                                              General    Partner     of
                                              Woodside Fund, a  venture
                                              capital    fund,    since
                                              1983.   Mr.  Larson   has
                                              been  a  director of  the
                                              Adviser since 1997.

*Robert. W. Lishman, Jr.  Director            Mr.  Lishman  received  a
Skye Investment                               Bachelor  of Arts  degree
 Advisors LLC,                                in  English from  Harvard
985 University Avenue                         College   in  1969.    In
Suite 26                                      1989,     Mr.     Lishman
Los Gatos, California 95032                   founded  MCT,  a  medical
54 years old                                  technology  company   and
                                              served  as  its President
                                              until  1994.  Mr. Lishman
                                              was  self-employed as  an
                                              investment consultant  in
                                              1994.    From   1995   to
                                              1997, Mr. Lishman was  an
                                              adviser    with     Oxcal
                                              Partners,  an  investment
                                              advisory  firm  in   Palo
                                              Alto,         California.
                                              Mr.  Lishman has  been  a
                                              director  of the  Adviser
                                              since  1996.  Mr. Lishman
                                              is  also  a  director  of
                                              Wickersham          Asset
                                              Management,   Imagesmith,
                                              a  web  site  development
                                              firm,  and  Pantechnicon,
                                              an  aviation company, and
                                              is    an   adviser   with
                                              Glenbrook Partners.

Thomas M. Cover            Director           Mr.   Cover  received   a
Durand     Building,                          Bachelor    or    Science
Room 121,                                     degree      from      the
Stanford, California 94305                    Massachusetts   Institute
60 years old                                  of   Technology  in  1960
                                              and    M.S.   and   Ph.D.
                                              degrees   from   Stanford
                                              University  in  1961  and
                                              1964, respectively.   Mr.
                                              Cover,   is  a  Professor
                                              jointly      in       the
                                              departments            of
                                              Electrical    Engineering
                                              and     Statistics     at
                                              Stanford       University
                                              since 1964.

Charles D. Feinstein        Director          Mr.   Feinstein  received
200 Cervantes Road,                           his Ph.D. in Engineering-
Redwood City,                                 Economic   Systems   from
California 94062                              Stanford      University.
52 years old                                  Mr.  Feinstein, has  been
                                              an   Associate  Professor
                                              at       Santa      Clara
                                              University  since   1983.
                                              Mr.     Feinstein      is
                                              President  of   the   VMN
                                              Group,    a    consulting
                                              firm.

David G. Luenberger         Director          Mr.  Luenberger, has been
813 Tolman Drive,                             a  Professor at  Stanford
Stanford, California 94305                    University  since   1963.
61 years old                                  Since                1981
                                              Mr.  Luenberger has  also
                                              been the President and  a
                                              director of Luenberger  &
                                              Associates, a  consulting
                                              firm.    Mr.   Luenberger
                                              has  been  a director  of
                                              Onward,  Inc., a software
                                              and  consulting business,
                                              since 1998.

Edward C. Murphy            Director          Mr.  Murphy, has been the
111 1/2 Cooper Street                         Vice  President of  Sales
Santa Cruz, California 95060                  and     Marketing      of
45 years old                                  Imagesmith   since    May
                                              1999.    From   1997   to
                                              1999,   Mr.  Murphy   was
                                              Vice     President     of
                                              Creative   Services    of
                                              Dazai        Advertising.
                                              Mr.   Murphy   was   Vice
                                              President   of  Marketing
                                              of  Borealis Software,
                                              a company  specializing  in
                                              sales  force  automation,
                                              from 1995 to 1997 and  of
                                              Live  Picture,  Inc.,   a
                                              professional      imaging
                                              software firm, from  1992
                                              to 1995.

Thomas F. Burns, Jr.        Secretary and     Mr.  Burns,  received   a
Skye Investment             Treasurer         Bachelor    of    Science
 Advisors LLC,                                degree    in   accounting
985 University Avenue                         from  Quinnipiac  College
Suite 26,                                     in  1970.  Prior to 1986,
Los Gatos, California 95032                   Mr.    Burns  worked   in
55 years old                                  accounting at a Big  Five
                                              public  accounting   firm
                                              and    a   Fortune    500
                                              company    and    as    a
                                              financial  officer  of  a
                                              diversified       holding
                                              company and Equity  Guard
                                              Stock   Fund,   Inc.,   a
                                              closed-end     investment
                                              company.   From  1986  to
                                              1992,   Mr.   Burns   was
                                              Chief  Financial  Officer
                                              of     Skye    Investment
                                              Advisors,  Inc.  and  its
                                              successor   firm.    From
                                              1992  to 1997, Mr.  Burns
                                              was     an    independent
                                              financial  and   business
                                              consultant.   Mr.   Burns
                                              has  been  the  Adviser's
                                              Chief  Financial  Officer
                                              since July 1998.



     As of October 18, 1999, Mr. Lishman, a director of the Corporation, beneficially owned 100% of the Fund's then outstanding shares of common stock. Directors and officers of the Corporation who are also officers, directors, employees or shareholders of the Adviser do not receive any remuneration from the Fund for serving as directors or officers.


     The following table provides information relating to annual compensation to be paid to directors of the Corporation for their services as such (1):

                                         Pension or
     Name               Aggregate        Retirement         Total
                      Compensation(2)     Benefits       Compensation

Paul L. McEntire          $  0               $0              $  0

Robert E. Larson             0                0                 0

Robert W. Lishman, Jr.       0                0                 0


Thomas M. Cover          1,250                0             1,250

Charles D. Feinstein     1,250                0             1,250

David G. Luenberger      1,250                0             1,250

Edward C. Murphy         1,250                0             1,250

All   directors         $5,000               $0            $5,000
as a group
(7 persons)

____________________

(1) The amounts indicated are estimates of amounts to be paid by the Corporation.


(2)   Each  director who is not deemed  an  "interested
person"  as defined in the 1940 Act, will receive  $500
for  each in-person Board of Directors meeting attended
by  such  person and $250 for each telephonic Board  of
Directors   meeting  attended  by   such   person   and
reasonable  expenses incurred in connection  therewith.
The  Board  anticipates holding  four
meetings  during
fiscal 2000, one of which the Fund expects will be  in-
person.   Thus, each disinterested director is entitled
to up to $1,250 during such time period from the Corporation, plus reasonable expenses.


                PRINCIPAL SHAREHOLDERS


     As of October 18, 1999, the following person owned of record or is known by the Corporation to own of record or beneficially 5% or more of the outstanding shares of the Fund:


     Name and Address           No. Shares     Percentage

     Robert W. Lishman, Jr.        10,000         100%
     985 University Avenue, Suite 26
     Los Gatos, California  95032



     Based  on  the foregoing, as of October 18,  1999,
Mr.   Lishman  owned  a  controlling  interest  in  the
Corporation. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Corporation.


                  INVESTMENT ADVISER

     Skye Investment Advisors LLC (the "Adviser") is the investment adviser to the Fund. Hambrecht & Quist, a broker-dealer, owns approximately 35% of the Adviser and is deemed to "control" the Adviser within the meaning of the 1940 Act. Messrs. McEntire, Larson and
Lishman, all of whom are officers and/or directors of the Corporation, together own approximately 28% of the Adviser and together are also deemed to "control" the Adviser within the meaning of the 1940 Act.


     The  investment  advisory  agreement  between  the
Corporation  and the Adviser dated as of October  ____,
1999 (the "Advisory Agreement") has an initial term  of
two  years  and thereafter is required to  be  approved
annually  by  the Board of Directors of the Corporation
or  by  vote  of  a majority of the Fund's  outstanding
voting  securities.  Each annual renewal must  also  be
approved by the vote of a majority of the Corporation's
directors who are not parties to the Advisory Agreement
or interested persons of any such party, cast in person
at  a  meeting called for the purpose of voting on such
approval.  The Advisory Agreement was approved  by  the
Board  of  Directors,  including  a  majority  of   the
disinterested directors on June 3, 1999 and by the initial shareholder of the Fund on October 18, 1999.
The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of the Fund's outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment.


     Under  the  terms of the Advisory  Agreement,  the
Adviser  manages  the Fund's investments  and  business
affairs,   subject   to   the   supervision   of    the
Corporation's Board of Directors.  At its expense,  the
Adviser provides office space and all necessary  office
facilities,  equipment and personnel for  managing  the
investments  of  the  Fund.  As  compensation  for  its
services,   the  Fund  pays  the  Adviser   an   annual
management fee of 1.25% of the Fund's average daily net
assets  attributable  to each  class  of  shares.   The
advisory fee is accrued daily and paid monthly.


     Pursuant  to  the Advisory Agreement, the  Adviser
has  contractually agreed that until October 31,  2000,
the  Adviser  will  waive  its  management  fee  and/or
reimburse  the Fund's operating expenses to the  extent
necessary  to ensure that the total operating  expenses
(on  an  annual  basis)  do not  exceed  2.50%  of  the
Investor Class's average daily net assets and 2.75%  of
the  Institutional  Class's average daily  net  assets.
After  such  date, the Adviser may from  time  to  time
voluntarily  waive all or a portion of its  fee  and/or
absorb  expenses for the Fund.  Any waiver of  fees  or
absorption of expenses will be made on a monthly  basis
and,  with respect to the latter, will be paid  to  the
Fund  by  reduction  of the Adviser's  fee.   Any  such
waiver/absorption is subject to later adjustment during the term of the Advisory Agreement to allow the Adviser to recoup amounts waived/absorbed, including initial organization costs of the Fund, provided, however, that, the Adviser shall only be entitled to recoup such amounts for a maximum period of three years from the date such amount was waived or reimbursed.

            FUND TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser, in  its
capacity  as  portfolio  manager,  is  responsible  for
decisions to buy and sell securities for the  Fund  and
for  the  placement of the Fund's securities  business,
the  negotiation of the commissions to be paid on  such
transactions and the allocation of portfolio  brokerage
business.   The  Adviser  seeks  to  obtain  the   best
execution  at  the best security price  available  with
respect  to  each transaction.  The best price  to  the
Fund means the best net price without regard to the mix
between purchase or sale price and commission, if  any.
While   the   Adviser   seeks  reasonably   competitive
commission rates, the Fund does not necessarily pay the lowest available commission. The Adviser does not anticipate that brokerage will be allocated based on the sale of the Fund's shares.

     When  the  Adviser buys or sells the same security
for  two or more advisory accounts, including the Fund,
the  Adviser may place concurrent orders with a  single
broker to be executed as a single, aggregated block  in
order  to  facilitate orderly and efficient  execution.
Whenever the Adviser does so, each advisory account  on
whose  behalf  an  order was placed  will  receive  the
average price at which the block was executed and  will
bear  a  proportionate share of all transaction  costs,
based  on  the  size of the advisory  account's  order.
While   the  Adviser  believes  combining  orders   for
advisory  accounts will, over time, be advantageous  to
all participants, in particular cases the average price
at   which  the  block  was  executed  could  be   less
advantageous to one particular advisory account than if
the   advisory  account  had  been  the  only   account
effecting   the   transaction  or  had  completed   its
transaction before the other participants.

     Section  28(e) of the Securities Exchange  Act  of
1934,   as   amended  ("Section  28(e)"),  permits   an
investment  adviser,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing  or selling securities and the  availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  securities, economic factors  and  trends,
portfolio strategy and the performance of accounts; and
(c)  effecting  securities transactions and  performing
functions   incidental  thereto  (such  as   clearance,
settlement and custody).

     In  selecting  brokers  or  dealers,  the  Adviser
considers  investment and market information and  other
research,  such as economic, securities and performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability,  performance
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm might  charge  if
the Adviser determines in good faith that the amount of
such commissions is reasonable in relation to the value
of  the  research  information and  brokerage  services
provided  by  such broker or dealer to the  Fund.   The
Adviser believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. Such higher commissions will not be paid by the Fund unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of
Section 28(e) and other applicable state and federal laws; and (c) in the opinion of the Adviser, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

     The  Adviser  places  portfolio  transactions  for
other   advisory  accounts  managed  by  the   Adviser.
Research services furnished by firms through which  the
Fund effects its securities transactions may be used by
the  Adviser in servicing all of its accounts; not  all
of  such  services  may  be  used  by  the  Adviser  in
connection with the Fund.  The Adviser believes  it  is
not  possible  to measure separately the benefits  from
research  services  to each of the accounts  (including
the Fund) managed by it.  Because the volume and nature
of  the  trading  activities of the  accounts  are  not
uniform,  the amount of commissions in excess of  those
charged  by  another broker paid by  each  account  for
brokerage  and  research services will vary.   However,
the Adviser believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

                       CUSTODIAN

     As  custodian  of the Fund's assets, Firstar  Bank
Milwaukee,  N.A. ("Firstar Bank"), 777  East  Wisconsin
Avenue, Milwaukee, Wisconsin 53202, has custody of  all
securities and cash of the Fund, delivers and  receives
payment  for  portfolio securities sold,  receives  and
pays   for  portfolio  securities  purchased,  collects
income from investments and performs other duties, all as directed by the officers of the Corporation.

     TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Firstar  Mutual  Fund Services,  LLC  ("Firstar"),
Third  Floor,  615  East  Michigan  Street,  Milwaukee,
Wisconsin  53202, acts as transfer agent and  dividend-
disbursing  agent for the Fund.  Firstar is compensated
based  on  an  annual fee per open  account  of  $16.00
(subject to a minimum annual fee of $35,500) plus  out-
of-pocket  expenses,  such  as  postage  and   printing
expenses in connection with shareholder communications.

     From  time to time, the Corporation, on behalf  of
the  Fund,  directly or indirectly through arrangements
with the Adviser, the Distributor (as defined below) or
Firstar, may pay amounts to third parties that  provide
transfer  agent  type services and other administrative
services   relating  to  the  Fund   to   persons   who
beneficially  have  interests  in  the  Fund,  such  as
participants  in  401(k)  plans.   These  services  may
include,  among other things, sub-accounting  services,
transfer  agent  type  activities, answering  inquiries
relating  to  the Fund, transmitting proxy  statements,
annual    reports,    updated    prospectuses,    other
communications regarding the Fund and related  services
as   the  Fund  or  beneficial  owners  may  reasonably
request.   In  such cases, the Fund will not  pay  fees
based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying
Firstar for providing these services to the Fund's shareholders (i.e., $16.00 per account plus expenses).

                     ADMINISTRATOR

     Pursuant   to  a  Fund  Administration   Servicing
Agreement  and  a Fund Accounting Servicing  Agreement,
Firstar also performs accounting and certain compliance
and  tax reporting functions for the Corporation.   For
these services, Firstar receives from the Corporation out-of-pocket expenses plus the following aggregate annual fees, computed daily and payable monthly, based on the Fund's aggregate average net assets:

                     Administrative Services Fees

     First $200 million of average net assets      .06%*
     Next $500 million of average net assets       .05%
     Average net assets in excess of$700 million   .03%
     _____________________________
      *  Subject to a minimum  fee  of $55,000.

                       Accounting Services Fees

     First $40 million of average net assets       $27,500
     Next $200 million of average net assets        .0125%
     Average net assets in excess of $240 million  .00625%


         DISTRIBUTOR AND PLAN OF DISTRIBUTION

Distributor

     Under a distribution agreement dated October ____,
1999  (the "Distribution Agreement"), Rafferty  Capital
Markets,  Inc.  (the  "Distributor"),  1311  Mamaroneck
Avenue, White Plains, New York 10605, acts as principal
distributor  of  the Fund's shares.   The  Distribution
Agreement  provides that the Distributor will  use  its
best  efforts  to distribute the Fund's  shares,  which
shares are offered for sale by the Fund continuously at
net  asset value per share without the imposition of  a
sales   charge.    Pursuant  to  the   terms   of   the
Distribution  Agreement, the Distributor receives  from
the  Corporation out-of-pocket expenses plus an  annual
fee equal to the greater of (i) $18,000 or (ii) .01% of
the  Fund's  average  net assets,  computed  daily  and
payable  monthly.  All or a portion of the distribution
and  shareholder
servicing fee  may  be  used  by  the
Distributor  to pay such expenses with respect  to  the
Investor  Class  shares  under  the  distribution   and
shareholder servicing plan discussed below.


Distribution and Shareholder Servicing Plan

     The  Corporation, on behalf of the Fund's Investor
Class, has adopted a plan pursuant to Rule 12b-1  under
the 1940 Act (the "12b-1 Plan"), which authorizes it to
pay  the  Distributor, in its capacity as the principal
distributor of Investor Class shares, or any  Recipient
(as  defined  below)  a  distribution  and  shareholder
servicing  fee of up to 0.25% per annum of  the  Fund's
average  daily net assets attributable to the  Investor
Class.   Under  the  terms  of  the  12b-1  Plan,   the
Corporation or the Distributor may pay all or a portion
of   this  fee  to  any  securities  dealer,  financial
institution  or any other person (the "Recipient")  who
renders  assistance in distributing  or  promoting  the
sale  of Investor Class shares, or who provides certain
shareholder  services to Investor  Class  shareholders,
pursuant   to   a   written  agreement  (the   "Related
Agreement").  The 12b-1 Plan is a "reimbursement" plan,
which means that the fees paid by the Fund are intended
as  reimbursement  for  services  rendered  up  to  the
maximum  allowable  fee.  If more  money  for  services
rendered is due than is immediately payable because  of
the expense limitation under the 12b-1 Plan, the unpaid
amount  is carried forward from period to period  while
the  12b-1 Plan is in effect until such time as it  may
be paid.  No interest, carrying or other forward charge
will  be  borne  by  the Fund with  respect  to  unpaid
amounts carried forward.  The 12b-1 Plan has the effect
of  increasing the Investor Class's expenses from  what
they  would  otherwise  be.   The  Board  of  Directors
reviews   the   Fund's  distribution  and   shareholder
servicing   fee   payments  in  connection   with   its
determination as to the continuance of the 12b-1 Plan.

     The   12b-1  Plan,  including  forms  of   Related
Agreements, has been unanimously approved by a majority
of  the  Board of Directors of the Corporation, and  of
the  members  of  the  Board who  are  not  "interested
persons" of the Corporation as defined in the 1940  Act
and  who  have no direct or indirect financial interest
in  the  operation  of the 12b-1 Plan  or  any  Related
Agreements   (the  "Disinterested  Directors")   voting
separately. The 12b-1 Plan, and any Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan or the Related Agreement, as applicable.
In addition, the 12b-1 Plan and any Related Agreement may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Investor Class, or by vote of a majority of Disinterested Directors (on not more than 60 days' written notice in the case of the Related Agreement only). Payment of the distribution and shareholder servicing fee is to be made monthly. The Distributor and/or Recipients will provide reports or invoices to the Corporation of all amounts payable to them (and the purposes for which the amounts were expended) pursuant to the 12b-1 Plan.

Interests of Certain Persons

     With the exception of the Adviser, in its capacity as the Fund's investment adviser, and the Distributor, in its capacity as principal distributor of Fund shares, no "interested person" of the Fund, as defined in the 1940 Act, and no director of the Fund who is not an "interested person" has or had a direct or indirect financial interest in the 12b-1 Plan or any Related
Agreement.

Anticipated Benefits to the Fund

     The  Board of Directors considered various factors
in  connection with its decision to approve  the  12b-1
Plan,  including:   (a) the nature and  causes  of  the
circumstances which make implementation  of  the  12b-1
Plan  necessary and appropriate; (b) the way  in  which
the  12b-1  Plan  would  address  those  circumstances,
including   the   nature  and   potential   amount   of
expenditures;   (c)  the  nature  of  the   anticipated
benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the 12b-1 Plan to other distribution efforts of the Fund;
and (f) the possible benefits of the 12b-1 Plan to any other person relative to those of the Fund.

     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act, the Board of Directors determined, in the exercise
of  its  business  judgment, that the  12b-1  Plan  was
reasonably likely to benefit the Investor Class and its
shareholders in at least one or several potential ways.
Specifically, the Board concluded that the  Distributor
and  any  Recipients operating under Related Agreements
would  have little or no incentive to incur promotional
expenses  on behalf of the Investor Class  if  a  12b-1
Plan  were not in place to reimburse them, thus  making
the  adoption  of  such  12b-1 Plan  important  to  the
initial success and thereafter, continued viability  of
the  Investor Class.  In addition, the Board determined
that  the payment of
distribution fees to these persons
should  motivate them to provide an enhanced  level  of
service to Investor Class shareholders, which would, of
course,   benefit  such  shareholders.   Finally,   the
adoption of the 12b-1 Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Investor Class shares, which should result in certain economies of scale.

     While  there  is no assurance that the expenditure
of  Investor  Class assets to finance  distribution  of
Investor   Class  shares  will  have  the   anticipated
results, the Board of Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Investor Class, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the 12b-1 Plan.

            PURCHASE AND PRICING OF SHARES

Automatic Investment Plan

     The  Automatic Investment Plan ("AIP") allows  you
to  make  regular, systematic investments  in  Investor
Class  shares  from your bank checking or NOW  account.
The  minimum initial investment for investors using the
AIP  is  $1,000.   To establish the AIP,  complete  the
appropriate  section  in  the shareholder  application.
Under certain circumstances (such as discontinuation of
the AIP before the Fund's minimum initial investment is
reached),  the  Fund reserves the right  to  close  the
investor's  account.  Prior to closing any account  for
failure  to  reach the minimum initial investment,  the
Fund  will give the investor written notice and 60 days
in  which  to reinstate the AIP or otherwise reach  the
minimum  initial investment.  You should consider  your
financial  ability  to continue in the  AIP  until  the
minimum  initial investment amount is met  because  the
Fund  has the right to close an investor's account  for
failure to reach the minimum initial investment.   Such
closing may occur in periods of declining share prices.

     Under  the  AIP,  you may choose to  make  monthly
investments on the days of your choosing (or  the  next
business    day   thereafter)   from   your   financial
institution  in amounts of $50 or more.   There  is  no
service  fee for participating in the AIP.  However,  a
service  fee  of  $20 will be deducted from  your  Fund
account for any AIP purchase that does not clear due to
insufficient funds or, if prior to notifying  the  Fund
in  writing  or  by  telephone  of  your  intention  to
terminate the plan, you close your bank account  or  in
any   manner  prevent  withdrawal  of  funds  from  the
designated checking or NOW account. You can set up the AIP with any financial institution that is a member of the Automated Clearing House.

     The AIP is a method of using dollar cost averaging
which is an investment strategy that involves investing
a  fixed  amount  of money at a regular time  interval.
However, a program of regular investment cannot  ensure
a  profit  or  protect  against a loss  from  declining
markets.  By always investing the same amount, you will
be  purchasing more shares when the price  is  low  and
fewer  shares  when the price is high.   Since  such  a
program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Individual Retirement Accounts

     In addition to purchasing Investor Class shares as
described  in  the  Prospectus under "How  to  Purchase
Shares,"  individuals  may  establish  their  own  tax-
sheltered individual retirement accounts ("IRAs").  The
Fund   offers   two  types  of  IRAs,   including   the
Traditional IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

     Traditional  IRA.  In a Traditional  IRA,  amounts
contributed  to  the IRA may be tax deductible  at  the
time  of contribution depending on whether the investor
is  an  "active  participant" in an  employer-sponsored
retirement    plan    and   the   investor's    income.
Distributions from a Traditional IRA will be  taxed  at
distribution except to the extent that the distribution
represents a return of the investor's own contributions
for  which  the  investor did not  claim  (or  was  not
eligible to claim) a deduction.  Distributions prior to
age  59-1/2  may  be subject to an additional  10%  tax
applicable    to   certain   premature   distributions.
Distributions  must commence by April 1  following  the
calendar year in which the investor attains age 70-1/2.
Failure  to  begin  distributions  by  this  date   (or
distributions   that  do  not  equal  certain   minimum
thresholds) may result in adverse tax consequences.

     Roth  IRA.  In a Roth IRA, amounts contributed  to
the  IRA  are  taxed  at the time of contribution,  but
distributions from the IRA are not subject  to  tax  if
the  investor  has  held the IRA  for  certain  minimum
periods   of
time  (generally,  until  age   59-1/2).
Investors  whose  income  exceeds  certain  limits  are
ineligible  to contribute to a Roth IRA.  Distributions
that  do  not  satisfy  the requirements  for  tax-free
withdrawal  are subject to income taxes  (and  possibly
penalty  taxes)  to  the extent that  the  distribution
exceeds  the investor's contributions to the IRA.   The
minimum  distribution rules applicable  to  Traditional
IRAs  do not apply during the lifetime of the investor.
Following the death of the investor, certain minimum distribution rules apply.

     For  Traditional and Roth IRAs, the maximum annual
contribution generally is equal to the lesser of $2,000
or 100% of the investor's compensation (earned income).
An  individual may also contribute to a Traditional IRA
or  Roth  IRA  on behalf of his or her spouse  provided
that the individual has sufficient compensation (earned
income).  Contributions to a Traditional IRA reduce the
allowable   contributions  under  a   Roth   IRA,   and
contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

     Simplified  Employee Pension Plan.  A  Traditional
IRA  may  also be used in conjunction with a Simplified
Employee  Pension  Plan  ("SEP-IRA").   A  SEP-IRA   is
established through execution of Form 5305-SEP together
with  a  Traditional IRA established for each  eligible
employee.   Generally,  a SEP-IRA  allows  an  employer
(including  a  self-employed  individual)  to  purchase
shares  with tax deductible contributions not exceeding
annually  for  any one participant 15% of  compensation
(disregarding for this purpose compensation  in  excess
of $160,000 per year).  The $160,000 compensation limit
applies for 1999 and is adjusted periodically for  cost
of  living increases.  A number of special rules  apply
to    SEP   Plans,   including   a   requirement   that
contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

     SIMPLE IRA.  An IRA may also be used in connection
with  a  SIMPLE  Plan  established  by  the  investor's
employer (or by a self-employed individual).  When this
is  done, the IRA is known as a SIMPLE IRA, although it
is  similar  to  a Traditional IRA with the  exceptions
described below.  Under a SIMPLE Plan, the investor may
elect to have his or her employer make salary reduction
contributions  of up to $6,000 per year to  the  SIMPLE
IRA.  The $6,000 limit applies for 1999 and is adjusted
periodically   for  cost  of  living   increases.    In
addition, the employer will contribute certain  amounts
to  the  investor's SIMPLE IRA, either  as  a  matching
contribution  to  those participants  who  make  salary
reduction    contributions   or   as   a   non-elective
contribution  to all eligible participants  whether  or
not making salary reduction contributions.  A number of
special  rules apply to SIMPLE Plans, including  (1)  a
SIMPLE  Plan  generally is available only to  employers
with  fewer than 100 employees; (2) contributions  must
be  made  on  behalf of all employees of  the  employer
(other  than  bargaining  unit employees)  who  satisfy
certain   minimum   participation   requirements;   (3)
contributions are made to a special SIMPLE IRA that  is
separate  and  apart from the other IRAs of  employees;
(4)   the   distribution  excise  tax   (if   otherwise
applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA;
and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing
Form 5304-SIMPLE together with an IRA established for each eligible employee.

     Under  current IRS regulations, all IRA applicants
must  be  furnished  a disclosure statement  containing
information specified by the IRS.  Applicants generally
have  the  right to revoke their account  within  seven
days  after  receiving  the  disclosure  statement  and
obtain  a full refund of their contributions.  Firstar,
the  Fund's custodian, may, in its discretion, hold the
initial contribution uninvested until the expiration of
the  seven-day  revocation period.   Firstar  does  not
anticipate that it will exercise its discretion but reserves the right to do so.

Systematic Withdrawal Plan

     Investor  Class shareholders may set up  automatic
withdrawals  from  their  Fund  accounts   at   regular
intervals.   To  begin distributions,  a  shareholder's
account must have an initial balance of $1,000  and  at
least  $50 per payment must be withdrawn.  To establish
the systematic withdrawal plan ("SWP"), the appropriate
section   in  the  shareholder  application   must   be
completed.   Redemptions will take place on a  monthly,
quarterly,   semi-annual  or  annual  basis   (or   the
following business day) as indicated on the shareholder
application.   The  amount or frequency  of  withdrawal
payments  may be varied or temporarily discontinued  by
calling 1-888-288-2880.  Depending upon the size of the
account and the withdrawals requested (and fluctuations
in  the  net  asset  value  of  the  shares  redeemed),
redemptions   for   the  purpose  of  satisfying   such
withdrawals  may reduce or even exhaust a shareholder's
account.   If  the amount remaining in a  shareholder's
account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the SWP will be terminated.

Waiver of Institutional Class Minimum

     The Fund will waive the Institutional Class's minimums for persons who own shares of the hedge fund managed by the Adviser.


Pricing of Shares

     Shares  of the Fund are sold on a continual  basis
at   the  net  asset  value  per  share  next  computed
following receipt of an order in proper form by a dealer, the Distributor or Firstar, the Fund's transfer agent.

     The  net  asset value per share for each class  of
shares  is  determined  as  of  the  close  of  trading
(generally 4:00 p.m. Eastern Standard Time) on each day
the  New  York Stock Exchange (the "NYSE") is open  for
business.  Purchase orders received or shares  tendered
for  redemption on a day the NYSE is open for  trading,
prior  to  the  close of trading on that day,  will  be
valued  as  of  the  close  of  trading  on  that  day.
Applications  for purchase of shares and  requests  for
redemption  of  shares  received  after  the  close  of
trading  on the NYSE will be valued as of the close  of
trading  on  the next day the NYSE is  open.   The  net
asset  value for each class of shares is calculated  by
taking  the  fair  value  of the  Fund's  total  assets
attributable   to  each  class  of  shares,   including
interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

     In  determining the net asset value, expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most   recent  bid  and  asked  prices.   Fixed  income
securities  are  valued  by  a  pricing  service   that
utilizes  electronic  data  processing  techniques   to
determine values for normal institutional-sized trading
units of fixed income securities without regard to sale
or  bid  prices when such values are believed  to  more
accurately  reflect  the  fair  market  value  of  such
securities;  otherwise, actual sale or bid  prices  are
used.   Any securities or other assets for which market
quotations are not readily available are valued at fair
value  as  determined in good faith  by  the  Board  of
Directors  of the Corporation.  The Board of  Directors
may  approve the use of pricing services to assist  the
Fund  in  the determination of net asset value.   Fixed
income  securities having remaining  maturities  of  60
days or less when purchased are generally valued by the
amortized cost method.  Under this method of valuation,
a  security is initially valued at its acquisition cost
and,  thereafter,  amortization  of  any  discount   or
premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

                  REDEMPTIONS IN KIND

     The Fund has filed a Notification under Rule 18f-1
of the 1940 Act, pursuant to which it has agreed to pay
in  cash all requests for redemption by any shareholder
of  record,  limited  in amount with  respect  to  each
shareholder  during  any 90-day period  to  the  lesser
amount  of  (i)  $250,000 or (ii) 1% of the  net  asset
value  of  the  class  of  shares  of  the  Fund  being
redeemed,  valued  at  the beginning  of  the  election
period.   The  Fund  intends  also  to  pay  redemption
proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interest of the Fund to do so. If you receive an in kind distribution, you will likely incur a brokerage charge on the disposition of investments through a securities dealer.

                 TAXATION OF THE FUND

     The   Fund  intends  to  qualify  annually  as   a
"regulated  investment company" under Subchapter  M  of
the  Code, and, if so qualified, will not be liable for
federal  income  taxes  to  the  extent  earnings   are
distributed to shareholders on a timely basis.  In  the
event  the  Fund  fails  to  qualify  as  a  "regulated
investment  company," it will be treated as  a  regular
corporation   for   federal   income   tax    purposes.
Accordingly,  the  Fund  would be  subject  to  federal
income taxes and any distributions that it makes  would
be  taxable and non-deductible by the Fund.  This would
increase  the  cost  of  investing  in  the  Fund   for
shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

                PERFORMANCE INFORMATION

     The Fund's historical performance or return may be
shown in the form of various performance figures.   The
Fund's  performance figures are based  upon  historical
results  and  are  not  necessarily  representative  of
future   performance.   Factors  affecting  the  Fund's
performance    include   general   market   conditions,
operating expenses and investment management.

Total Return

     The average annual total return of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

          P      =    a hypothetical initial payment of $1,000.
          T      =    average annual total return.
          n      =    number of years.
          ERV    =    ending redeemable value of a
                      hypothetical $1,000 payment made at
                      the beginning of the stated periods
                      at the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial  investment") in the  Fund's  shares  on  the
first  day  of  the  period and computing  the  "ending
value"  of  that investment at the end of  the  period.
The  total  return  percentage is  then  determined  by
subtracting  the  initial investment  from  the  ending
value   and  dividing  the  remainder  by  the  initial
investment  and expressing the result as a  percentage.
The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature,  the Fund's performance may be compared  to
the performance of other mutual funds in general or  to
the  performance  of particular types of  mutual  funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper  Analytical Services, Inc. ("Lipper"), a  widely
used independent research firm which ranks mutual funds
by   overall  performance,  investment  objectives  and
assets,  may be cited.  Lipper performance figures  are
based  on  changes in net asset value, with all  income
and   capital   gains   dividends   reinvested.    Such
calculations  do not include the effect  of  any  sales
charges  imposed  by other funds.   The  Fund  will  be
compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Fund's performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of  the
historical risk level and total return of a fund  as  a
weighted   average  for  3,  5  and  10  year  periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations   of   Fund   performance   made    by
independent  sources may also be used in advertisements
concerning   the   Fund,  including  reprints   of   or
selections from, editorials or articles about the Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

     The  Fund  may compare its performance to  a  wide
variety  of indices and measures of inflation including
the  Standard & Poor's Index of 500 Stocks, the  NASDAQ
Over-the-Counter Composite Index and the  Russell  2000
Index.   There are differences and similarities between
the  investments  that the Fund may  purchase  for  its
portfolio  and  the  investments  measured   by   these
indices.

                INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers  LLP,  100  East  Wisconsin
Avenue,   Suite   1500,  Milwaukee,  Wisconsin   53202,
independent accountants for the Fund, audit and report on the Fund's financial statements.

                 FINANCIAL STATEMENTS

     The following financial statements of the Fund are contained herein:


          (a)  Report of Independent Accountants.

          (b)  Statement of Assets and Liabilities.

          (c)  Statement of Operations.

          (d)  Notes to the Financial Statements.

Report of Independent Accountants



To the Shareholders and Board of Directors of Bearguard Funds, Inc.


In our opinion, the accompanying statement of assets and liabilities and the related statement of operations present fairly, in all material respects, the financial position of Bearguard Fund (constituting the Bearguard
Funds, Inc. and hereafter referred to as the "Fund") at October 18, 1999 and the results of its operations for the period from April 8, 1999 (inception) through October 18, 1999, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


/s/  PricewaterhouseCoopers LLP


PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
October 19, 1999

Bearguard Fund
Statment of Assets and Liabilities
October 18, 1999

ASSETS

Cash                                                       $ 100,000
Receivable from Adviser                                       56,122
Prepaid Expenses                                              48,350
                                                           ----------
Total Assets                                                 204,472


LIABILITIES

Payable to Adviser                                           104,472
                                                          -------------
Total Liabilities                                            104,472
                                                          -------------
NET ASSETS                                                 $ 100,000

Investor Class
Net Assets                                                 $   50,000
Shares issued and outstanding;
 50,000,000 shares authorized                                   5,000
Net asset value, offering and
 redemption price per share                                $    10.00
                                                           -------------
Institutional Class
Net Assets                                                     50,000
Shares issued and outstanding;
 50,000,000 shares authorized                                   5,000
Net asset value, offering and
 redemption price per share                                 $   10.00
                                                            -------------


The accompanying notes are an integral part of these financial statements.

Bearguard Fund
Statement of Operations
For the period April 8, 1999 (inception) through October 18, 1999


EXPENSES:

Organization expenses                                       $  56,122
Less: Expenses reimbursed by Adviser                          (56,122)
                                                           _____________
Net income/(loss)                                                   -
                                                           _____________



The accompanying notes are an integral part of these financial statements.

Bearguard Fund
Notes to Financial Statements
As of October 18, 1999


1.   Organization


  The Bearguard Funds, Inc. (the "Corporation") was organized as a Maryland corporation on April 8, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized is the Bearguard Fund (the "Fund"). Pursuant to the 1940
  Act, the Fund is a "diversified" series of the Corporation. The Corporation has the authority to issue 500,000,000 shares of common stock and has the authority to classify or reclassify these shares into classes and/or series. Pursuant to such power, the Board of Directors has initially designated the authorized shares of the Corporation into two classes, Investor and Institutional, at 50,000,000 each for the Bearguard Fund series. The Fund has had no operations other than those related to organizational matters, including the sale of 5,000 each of the Investor and Institutional shares of the Fund for cash, in the amount of $10 per share, to the initial investor (Robert W. Lishman, Jr.;
  Director of the Corporation and Skye Investment
  Advisors LLC - see Note 3) on October 18, 1999.


2.   Significant Accounting Policies

  Organization and Prepaid Initial State Registration and Insurance Expenses

  Expenses incurred by the Corporation in connection with the organization and initial public offering are expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 3). Prepaid initial state registration and insurance expenses are deferred and amortized over twelve months.

  Federal Income Taxes

  The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

  Use of Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  3.   Investment Adviser

  The Fund has an Investment Advisory Agreement (the
  "Agreement") with Skye Investment Advisors LLC (the
  "Adviser"), with whom certain officers and directors of the Corporation are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement the Fund compensates the Adviser for its management services at the annual rate of 1.25% of the Fund's average daily net assets.

  The Adviser has agreed to waive, through October 31, 2000, its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 2.75% of the Investor Class's average daily net assets and 2.50% of the Institutional Class's average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the expense limitation cap of 2.75% for the Investor
  Class and 2.50% for the Institutional Class, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.



4.   Distribution and Service Plan

  The Corporation, on behalf of the Fund's Retail
  Class, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to pay Rafferty Capital Markets, Inc., in its capacity as the principal distributor of Investor Class shares, or any Recipient (as defined below) a distribution and shareholder servicing fee of up to 0.25% per annum of the Fund's average daily net assets attributable to the Investor Class.
  Under the terms of the 12b-1 Plan, the Corporation or the Distributor may pay all or a portion of this fee to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services to Investor Class shareholders, pursuant to a written agreement (the "Related
  Agreement"). The 12b-1 Plan is a "reimbursement" plan, which means that the fees paid by the Fund are intended as reimbursement for services rendered up to the maximum allowable fee. If more money for services rendered is due than is immediately payable because of the expense limitation under the 12b-1
  Plan, the unpaid amount is carried forward from period to period while the 12b-1 Plan is in effect until such time as it may be paid.

                       APPENDIX

                  SHORT-TERM RATINGS

   Standard & Poor's Short-Term Debt Credit Ratings


     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Short-term ratings are generally assigned to those
obligations  considered  short-term  in  the   relevant
market.    In   the  U.S.,  for  example,  that   means
obligations with an original maturity of no  more  than
365   days-including  commercial   paper.    Short-term
ratings  are also used to indicate the creditworthiness
of an obligor with respect to put features on long-term
obligations.  The result is a dual rating, in which the
short-term   rating  addresses  the  put  feature,   in
addition to the usual long-term rating.

     Ratings   are   graded  into  several  categories,
ranging  from `A-1' for the highest quality obligations
to  `D'  for  the  lowest.   These  categories  are  as
follows:

     A-1  A  short-term obligation rated `A-1' is rated
          in the highest category by Standard & Poor's.
          The  obligor's capacity to meet its financial
          commitment  on  the  obligation  is   strong.
          Within this category, certain obligations are
          designated  with  a  plus  sign  (+).    This
          indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2  A   short-term  obligation  rated   `A-2'  is
          somewhat  more  susceptible  to  the  adverse
          effects  of  changes  in  circumstances   and
          economic   conditions  than  obligations   in
          higher   rating  categories.   However,   the
          obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3  A  short-term obligation rated `A-3' exhibits
          adequate   protection  parameters.   However,
          adverse   economic  conditions  or   changing
          circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B    A short-term obligation rated `B' is regarded
          as     having     significant     speculative
          characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C    A   short-term   obligation  rated   `C'   is
          currently  vulnerable to  nonpayment  and  is
          dependent  upon favorable business, financial
          and  economic conditions for the  obligor  to
          meet   its   financial  commitment   on   the
          obligation.

     D    A  short-term  obligation  rated  `D'  is  in
          payment default.  The `D' rating category  is
          used  when payments on an obligation are  not
          made  on  the date due even if the applicable
          grace period has not expired, unless Standard
          &  Poor's believes that such payments will be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

            Moody's Short-Term Debt Ratings

     Moody's  short-term debt ratings are  opinions  of
the  ability of issuers to repay punctually senior debt
obligations.   These  obligations  have   an   original
maturity  not  exceeding  one year,  unless  explicitly
noted.     Moody's    ratings   are    opinions,    not
recommendations to buy or sell, and their accuracy is not guaranteed.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1   Issuers   rated   `Prime-1'  (or   supporting
          institutions)  have  a superior  ability  for
          repayment    of   senior   short-term    debt
          obligations.   Prime-1 repaying ability  will
          often be evidenced by many of the following characteristics:

          * Leading market positions in well-established industries.

          * High rates of return on funds employed.

          * Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         * Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2   Issuers   rated   `Prime-2'  (or   supporting
          institutions)  have  a  strong  ability   for
          repayment    of   senior   short-term    debt
          obligations.  This will normally be evidenced
          by  many of the characteristics cited  above,
          but  to a lesser degree.  Earnings trends and
          coverage  ratios, while sound,  may  be  more
          subject    to    variation.    Capitalization
          characteristics, while still appropriate, may be more affected by external conditions.
          Ample alternate liquidity is maintained.

PRIME-3   Issuers   rated   `Prime-3'  (or   supporting
          institutions) have an acceptable ability  for
          repayment  of  senior short-term obligations.
          The  effect  of industry characteristics  and
          market  compositions may be more  pronounced.
          Variability in earnings and profitability may
          result  in  changes  in  the  level  of  debt
          protection   measurements  and  may   require
          relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated `Not Prime' do not fall within any of the Prime rating categories.

Fitch IBCA International Short-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these short-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1  Highest   credit  quality.    Indicates   the
          strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F-3  Fair credit quality.  The capacity for timely
          payment of financial commitments is adequate;
          however,  near  term  adverse  changes  could
          result   in  a  reduction  to  non-investment
          grade.

     B    Speculative.   Minimal  capacity  for  timely
          payment   of   financial  commitments,   plus
          vulnerability to near term adverse changes in financial and economic conditions.

     C    High   default  risk.   Default  is  a   real
          possibility.  Capacity for meeting  financial
          commitments   is   solely  reliant   upon   a
          sustained, favorable business and economic environment.

     D Default. Denotes actual or imminent payment default.

      Duff & Phelps, Inc. Short-Term Debt Ratings

     Duff  &  Phelps  Credit Ratings'  short-term  debt
ratings are consistent with the rating criteria used by
money  market participants.  The ratings apply  to  all
obligations   with  maturities  of  under   one   year,
including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis  is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines  and  the  capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term debt ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

Rating Scale:  Definition

          High Grade

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1       Very high certainty of timely payment.
          Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

             Good Grade

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound.
          Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          Satisfactory Grade

D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade.
          Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

             Non-investment Grade

D-4       Speculative investment characteristics.
          Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

             Default

D-5 Issuer failed to meet scheduled principal and/or interest payments.

                   LONG-TERM RATINGS

    Standard & Poor's Long-Term Debt Credit Ratings

     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Credit  ratings are based, in varying degrees,  on
the  following  considerations:   (1)   likelihood   of
payment-capacity and willingness of the obligor to meet
its financial commitment on an obligation in accordance
with  the terms of the obligation;  (2)  nature of  and
provisions  of  the  obligation;  and  (3)   protection
afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The  rating definitions are expressed in terms  of
default   risk.   As  such,  they  pertain  to   senior
obligations  of  an  entity.   Junior  obligations  are
typically  rated  lower  than  senior  obligations,  to
reflect  the  lower  priority  in  bankruptcy.    (Such
differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA  An  obligation  rated `AAA' has  the  highest
          rating  assigned by Standard &  Poor's.   The
          obligor's capacity to meet its financial commitment on the obligation is EXTREMELY
          STRONG.

     AA   An  obligation  rated `AA' differs  from  the
          highest  rated  obligations  only  in   small
          degree.   The obligor's capacity to meet  its
          financial commitment on the obligation is VERY STRONG.

     A    An  obligation  rated `A'  is  somewhat  more
          susceptible to the adverse effects of changes
          in circumstances and economic conditions than
          obligations   in  higher  rated   categories.
          However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

     BBB  An  obligation rated `BBB' exhibits  ADEQUATE
          protection   parameters.   However,   adverse
          economic conditions or changing circumstances
          are   more  likely  to  lead  to  a  weakened
          capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated `BB', `B', `CCC, `CC',  and  `C'
are   regarded   as   having  significant   speculative
characteristics.  `BB' indicates the  least  degree  of
speculation   and   `C'   the  highest.    While   such
obligations   will   likely
have  some   quality   and
protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated `BB' is LESS VULNERABLE to nonpayment than other speculative issues.
          However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B    An obligation rated `B' is MORE VULNERABLE to
          nonpayment than obligations rated  `BB',  but
          the  obligor  currently has the  capacity  to
          meet   its   financial  commitment   on   the
          obligation.   Adverse business, financial  or
          economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC  An   obligation  rated  `CCC'  is   CURRENTLY
          VULNERABLE  to nonpayment, and  is  dependent
          upon   favorable  business,   financial   and
          economic conditions for the obligor to meet its financial commitment on the obligation.
          In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC   An  obligation rated `CC' is CURRENTLY HIGHLY
          VULNERABLE to nonpayment.

     C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D    An   obligation  rated  `D'  is  in   payment
          default.   The  `D' rating category  is  used
          when  payments on an obligation are not  made
          on  the date due even if the applicable grace
          period  has  not expired, unless  Standard  &
          Poor's  believes that such payments  will  be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Moody's Long-Term Debt Ratings

     Aaa  Bonds which are rated `Aaa' are judged to  be
          of the best quality.  They carry the smallest
          degree  of  investment risk and are generally
          referred   to  as  "gilt  edged."    Interest
          payments  are protected by a large or  by  an
          exceptionally stable margin and principal  is
          secure.    While   the   various   protective
          elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa   Bonds  which are rated `Aa' are judged to  be
          of  high  quality by all standards.  Together
          with  the  Aaa group they comprise  what  are
          generally  known as high-grade  bonds.   They
          are  rated lower than the best bonds  because
          margins of protection may not be as large  as
          in   Aaa   securities   or   fluctuation   of
          protective   elements  may  be   of   greater
          amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

     A    Bonds  which  are  rated  `A'  possess   many
          favorable investment attributes and are to be
          considered as upper-medium-grade obligations.
          Factors  giving  security  to  principal  and
          interest   are   considered   adequate,   but
          elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa  Bonds which are rated `Baa' are considered as
          medium-grade  obligations  (i.e.,  they   are
          neither highly protected nor poorly secured).
          Interest   payments  and  principal  security
          appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba   Bonds which are rated `Ba' are judged to have
          speculative elements; their future cannot  be
          considered   as  well-assured.    Often   the
          protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated `B' generally lack characteristics of the desirable investment.
          Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa  Bonds  which  are  rated `Caa'  are  of  poor
          standing.   Such issues may be in default  or
          there may be present elements of danger with respect to principal or interest.

     Ca   Bonds   which   are  rated   `Ca'   represent
          obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C    Bonds  which  are rated `C'  are  the  lowest
          rated class of bonds, and issues so rated can
          be   regarded   as   having  extremely   poor
          prospects   of   ever  attaining   any   real
          investment standing.

      Moody's applies numerical modifiers 1, 2 and 3 in
each  generic  rating classification from `Aa'  through
`B.'   The  modifier  1 indicates that  the  obligation
ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch IBCA International Long-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these long-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

                   Investment Grade

     AAA       Highest  credit quality.  `AAA'  ratings
               denote  the lowest expectation of credit
               risk.  They are assigned only in case of
               exceptionally strong capacity for timely
               payment of financial commitments.   This
               capacity  is  highly  unlikely   to   be
               adversely    affected   by   foreseeable
               events.

     AA        Very  high credit quality.  `AA' ratings
               denote  a very low expectation of credit
               risk.    They   indicate   very   strong
               capacity for timely payment of financial
               commitments.   This  capacity   is   not
               significantly vulnerable to foreseeable events.

     A         High credit quality.  `A' ratings denote
               a  low expectation of credit risk.   The
               capacity for timely payment of financial
               commitments is considered strong.   This
               capacity  may,  nevertheless,  be   more
               vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB       Good   credit  quality.   `BBB'  ratings
               indicate that there is currently  a  low
               expectation   of   credit   risk.    The
               capacity for timely payment of financial
               commitments is considered adequate,  but
               adverse changes in circumstances and  in
               economic  conditions are more likely  to
               impair  this  capacity.   This  is   the
               lowest investment grade category.

                   Speculative Grade

     BB        Speculative.  `BB' ratings indicate that
               there  is  a possibility of credit  risk
               developing, particularly as  the  result
               of  adverse  economic change over  time;
               however,     business    or    financial
               alternatives may be available to allow financial commitments to be met.

     B         Highly    speculative.    `B'    ratings
               indicate that significant credit risk is
               present, but a limited margin of  safety
               remains.    Financial  commitments   are
               currently  being met; however,  capacity
               for continued payment is contingent upon
               a   sustained,  favorable  business  and
               economic environment.

CCC, CC, C     High default risk.  Default  is  a
               real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD and D  Default.   Securities  are  not
               meeting  current  obligations  and   are
               extremely speculative.  `DDD' designates
               the  highest  potential for recovery  of
               amounts  outstanding on  any  securities
               involved.   For  U.S.  corporates,   for
               example,    `DD'   indicates    expected
               recovery   of   50%  -   90%   of   such
               outstandings,   and   `D'   the   lowest
               recovery potential, i.e. below 50%.

      Duff & Phelps, Inc. Long-Term Debt Ratings

     These  ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure  and  management depth  and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security   (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer and the nature of covenant protection.

     The  Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of `BBB-` and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating  scale.   Duff  &  Phelps Credit  Rating  claims
paying  ability ratings of insurance companies use  the
same  scale with minor modification in the definitions.
Thus,  an  investor can compare the credit  quality  of
investment    alternatives   across   industries    and
structural types.  A "Cash Flow Rating" (as  noted  for
specific   ratings)  addresses  the   likelihood   that
aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition



AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


AA+        High credit quality.  Protection factors are
AA         strong.  Risk is modest but may
AA- vary slightly from time to time because of economic conditions.

A+         Protection factors are average but adequate.
A          However, risk factors are more
A- variable and greater in periods of economic stress.


BBB+       Below-average protection factors  but  still
BBB        considered sufficient for prudent
BBB- investment. Considerable variability in risk during economic cycles.


BB+        Below investment grade but deemed likely  to
BB         meet obligations when due.
BB- Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes.
           Overall quality may move up or
           down frequently within this category.


B+         Below  investment grade and possessing  risk
B          that obligations will not be met
B- when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC        Well  below  investment  grade  securities.
           Considerable uncertainty exists as to
           timely payment of principal, interest or preferred dividends.
           Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.


DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


DP        Preferred stock with dividend arrearages.

                        PART C

                   OTHER INFORMATION


Item 23.  Exhibits


    (a.1) Registrant's Amended Articles of Incorporation (1)

     (b)  Registrant's By-Laws (2)

     (c)  None

     (d)  Investment Advisory Agreement (1)

     (e)  Distribution Agreement with Rafferty Capital
          Markets, Inc. (1)

     (f)  None

     (g)  Custodian Servicing Agreement with Firstar
          Bank Milwaukee, N.A. (1)

    (h.1) Transfer Agent Servicing Agreement with
          Firstar Mutual Fund Services, LLC (1)

    (h.2) Fund Administration Servicing Agreement with Firstar Mutual Fund Services, LLC (1)

    (h.3) Fund Accounting Servicing Agreement with
          Firstar Mutual Fund Services, LLC (1)

    (h.4) Fulfillment Servicing Agreement with
          Firstar Mutual Fund Services, LLC (1)

     (i)  Opinion and Consent of Godfrey & Kahn, S.C.

     (j)  Consent of PricewaterhouseCoopers LLP

     (k)  None

     (l)  Subscription Agreement with Robert W.
          Lishman, Jr.

     (m)  Rule 12b-1 Distribution and Shareholder
          Servicing Plan (1)

     (n)  Financial Data Schedule


     (o)  Rule 18f-3 Multi-Class Plan (1)

______________


(1)   Incorporated by reference to Registrant's Pre-
      Effective Amendment No. 1 as filed with the Commission on July 23, 1999.

(2)  Incorporated by reference to Registrant's Form N-
     1A as filed with the Commission on April 14, 1999.


Item 24.  Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

     Article  VI  of Registrant's By-Laws  provides  as follows:

              ARTICLE VI  INDEMNIFICATION

          The   Corporation  shall  indemnify  (a)  its
     directors   and  officers,  whether  serving   the
     Corporation or, at its request, any other  entity,
     to  the  full extent required or permitted by  (i)
     Maryland  law now or hereafter in force, including
     the  advance of expenses under the procedures  and
     to  the full extent permitted by law, and (ii) the
     1940  Act  and (b) other employees and  agents  to
     such extent as shall be authorized by the Board of
     Directors  and be permitted by law.  The foregoing
     rights  of  indemnification shall not be exclusive
     of   any  other  rights  to  which  those  seeking
     indemnification  may be entitled.   The  Board  of
     Directors may take such action as is necessary  to
     carry out these indemnification provisions and  is
     expressly  empowered to adopt, approve  and  amend
     from  time  to time such resolutions or  contracts
     implementing  such  provisions  or  such   further
     indemnification arrangements as may be permitted by law.

Item  26.   Business  and Other Connections  of the Investment Adviser

     Besides  serving as investment adviser to  private
accounts,  the  Adviser is not currently  and  has  not
during  the past two fiscal years engaged in any  other
business,  profession,  vocation  or  employment  of  a
substantial   nature.    Information   regarding    the
business,  profession,  vocation  or  employment  of  a
substantial  nature of each of the Adviser's  directors
and  officers is hereby incorporated by reference  from
the   information   contained  under   "Directors   and
Officers" in the SAI.

Item 27.  Principal Underwriters

     (a)  The  Distributor also acts as distributor for
          the   Badgley  Funds,  Inc.,  Kirr,   Marbach
          Partners  Funds,  Inc., The  HomeState  Funds
          Group,  Potomac Funds, Brazos  Mutual  Funds,
          Bremer    Investment   Funds,   Inc.,    Golf
          Associated  Fund,  Leuthold  Funds  Inc.  and
          Texas Capital Value Funds, Inc.

     (b)  The  principal business address  of  Rafferty
          Capital   Markets,  Inc.  ("Rafferty"),   the
          Registrant's principal underwriter,  is  1311
          Mamaroneck  Avenue, White  Plains,  New  York
          10605. The following information relates to each director and officer of Rafferty:

                             Positions            Positions and
                            and Offices           Offices With
            Name         With Underwriter          Registrant

      Thomas A. Mulrooney  President                   None

      Derek Park           Vice President              None

      Stephen Sprague      Chief Financial             None
                           Officer and Secretary

     (c)  None.

Item 28.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated  thereunder are in the possession  of  Skye
Investment   Advisors   LLC,  Registrant's   investment
adviser, at Registrant's corporate offices, except records held and maintained by Firstar Bank Milwaukee, N.A., 777 E. Wisconsin Avenue, Milwaukee, Wisconsin
53202, relating to its function as custodian, and Firstar Mutual Fund Services, LLC, Third Floor, 615 E.
Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as transfer agent, administrator and fund accountant.

Item 29.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings

     None

                      SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment
No. 2 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Gatos and State of California on the 20th day of October, 1999.


                              BEARGUARD FUNDS, INC.
                              (Registrant)


                              By:  /s/ Paul L. McEntire
                                  ---------------------------
                                  Paul L. McEntire, President

     Each   person   whose  signature   appears   below
constitutes and appoints Paul L. McEntire, his true and
lawful  attorney-in-fact and agent with full  power  of
substitution  and resubstitution, for him  and  in  his
name,  place  and stead, in any and all capacities,  to
sign  any  and  all  amendments  to  this  Registration
Statement  and  to  file the same,  with  all  exhibits
thereto,   and   any  other  documents  in   connection
therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.


     Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.


      Name                        Title                         Date


/s/ Paul L. McEntire        Director and President         October 20, 1999
----------------------   (prinicipal executive officer)
Paul L. McEntire


/s/ Thomas F. Burns, Jr.    Treasurer and Secretary        October 20, 1999
-------------------------   (prinicipal finanicial and
Thomas F. Burns, Jr.         accounting officer)


/s/ Robert E. Larson         Director                      October 20, 1999
-----------------------
Robert E. Larson


/s/ Robert W. Lishman, Jr.   Director                      October 20, 1999
--------------------------
Robert W. Lishman, Jr.


/s/ Thomas M. Cover          Director                      October 20, 1999
-----------------------
Thomas M. Cover


/s/ Charles D. Feinstein     Director                      October 20, 1999
-------------------------
Charles D. Feinstein


/s/ David G. Luenberger      Director                      October 19, 1999
------------------------
David G. Luenberger


/s/ Edward C. Murphy         Director                      October 20, 1999
-------------------------
Edward C. Murphy

                     EXHIBIT INDEX

Exhibit No.    Exhibit


 (a.1)    Registrant's Amended Articles of Incorporation (1)

 (b)      Registrant's By-Laws (2)

 (c)      None

 (d)      Investment Advisory Agreement (1)

 (e)      Distribution Agreement with Rafferty Capital Markets, Inc. (1)

 (f)      None

 (g)      Custodian Servicing Agreement with Firstar Bank Milwaukee, N.A. (1)

 (h.1)    Transfer Agent Servicing Agreement with
          Firstar Mutual Fund Services, LLC (1)

 (h.2)    Fund Administration Servicing Agreement with
          Firstar Mutual Fund Services, LLC (1)

 (h.3)    Fund Accounting Servicing Agreement with
          Firstar Mutual Fund Services, LLC (1)

 (h.4)    Fulfillment Servicing Agreement with Firstar
          Mutual Fund Services, LLC (1)

 (i)      Opinion and Consent of Godfrey & Kahn, S.C.

 (j)      Consent of PricewaterhouseCoopers LLP

 (k)      None

 (l)      Subscription Agreement with Robert W. Lishman, Jr.

 (m)      Rule 12b-1 Distribution and Shareholder Servicing Plan (1)

 (n)      Financial Data Schedule

 (o)      Rule 18f-3 Multi-Class Plan (1)

___________________


(1)    Incorporated by reference to Registrant's Pre-
       Effective Amendment No. 1 as filed with the Commission on July 23, 1999.

(2)    Incorporated by reference to Registrant's Form
       N-1A as filed with the Commission on April 14, 1999.